A I G   S U N A M E R I C A

Asset Allocation Strategies
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










                               [GRAPHIC OMITTED]













PROSPECTUS                                               [AIG LOGO] SUNAMERICA
2002                                                                MUTUAL FUNDS

--------------------------------------------------------------------------------

November 8, 2002                                                      PROSPECTUS
--------------------------------------------------------------------------------

SUNAMERICA STYLE SELECT SERIES, INC.(R)

SUNAMERICA FOCUSED EQUITY STRATEGY
SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
SUNAMERICA FOCUSED BALANCED STRATEGY
SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY
SUNAMERICA FOCUSED FIXED INCOME STRATEGY




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





                                                         [AIG LOGO] SUNAMERICA
                                                                    MUTUAL FUNDS

                   TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   PORTFOLIO HIGHLIGHTS .............................   2

                   SHAREHOLDER ACCOUNT INFORMATION ..................   9

                   MORE INFORMATION ABOUT THE PORTFOLIOS ............  16

                     Investment Strategies ..........................  16

                     Information About the Underlying Funds .........  18

                     Glossary .......................................  20

                       Investment Terminology .......................  20

                       Risk Terminology .............................  22

                   PORTFOLIO MANAGEMENT .............................  23

                   FINANCIAL HIGHLIGHTS .............................  24


                                                         [AIG LOGO] SUNAMERICA
                                                                    MUTUAL FUNDS

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


Q&A

The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Company"), and to provide you with information about certain SunAmerica Focused Strategies (the "Portfolios") offered by the Company and their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. In addition, the SunAmerica Focused Equity Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy all have principal investment techniques which require 80% of each Portfolios' assets to be invested consistently with its name. The Company may change this technique without shareholder approval, however shareholders will receive 60 days notice prior to any such change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart under "More Information About the Portfolios," on page 16 and the glossary that follows on pages 20 to 22.

Q:   WHAT ARE THE SUNAMERICA FOCUSED STRATEGIES' INVESTMENT GOALS, PRINCIPAL
STRATEGIES AND TECHNIQUES?

A:

                                        PRINCIPAL
                  INVESTMENT            INVESTMENT      PRINCIPAL INVESTMENT
PORTFOLIO            GOAL                STRATEGY            TECHNIQUES
-----------    ----------------------  -------------  --------------------------
SUNAMERICA     growth of capital       fund of funds  allocation of assets
FOCUSED                                               among a combination
EQUITY                                                of funds within
STRATEGY                                              SunAmerica Style Select
                                                      Series, Inc. and
                                                      SunAmerica Income Funds,
                                                      investing in equity and
                                                      fixed income securities.
                                                      At least 80% of the
                                                      Underlying Funds' combined
                                                      net assets, plus any
                                                      borrowing for investment
                                                      purposes, will be invested
                                                      in equity securities.

SUNAMERICA     growth of capital       fund of funds  allocation of assets
FOCUSED                                               among a combination
MULTI-ASSET                                           of funds within
STRATEGY                                              SunAmerica Style Select
                                                      Series, Inc. and
                                                      SunAmerica Income Funds,
                                                      investing in equity and
                                                      fixed income securities.

SUNAMERICA     growth of capital and   fund of funds  allocation of assets
FOCUSED        conservation of                        among a combination
BALANCED       principal                              of funds within
STRATEGY                                              SunAmerica Style Select
                                                      Series, Inc. and
                                                      SunAmerica Income Funds,
                                                      investing in equity and
                                                      fixed income securities.

----------------------------------------------

   A  "FUND  OF  FUNDS"   strategy   is  an
   investment strategy in which the assets of the portfolio are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

   "GROWTH OF CAPITAL" is growth of the value of an investment.

   "CONSERVATION OF PRINCIPAL" is a goal which aims to invest in a manner that tries to protect the value of your investment against market movements and other economic events.

----------------------------------------------

                                        PRINCIPAL
                     INVESTMENT         INVESTMENT      PRINCIPAL INVESTMENT
PORTFOLIO               GOAL             STRATEGY            TECHNIQUES
-----------    ----------------------  -------------  --------------------------

SUNAMERICA     current income with     fund of funds  allocation of assets among
FOCUSED FIXED  growth of capital as                   a combination of funds
INCOME AND     a secondary objective                  within SunAmerica Style
EQUITY                                                Select Series, Inc. and
STRATEGY                                              SunAmerica Income Funds,
                                                      investing in equity and
                                                      fixed income securities.
                                                      At least 80% of the
                                                      Underlying Funds' combined
                                                      net assets, plus any
                                                      borrowing for investment
                                                      purposes, will be invested
                                                      in fixed income and equity
                                                      securities.

SUNAMERICA     current income          fund of funds  allocation of assets among
FOCUSED FIXED                                         a combination of funds
INCOME                                                within SunAmerica Style
STRATEGY                                              Select Series, Inc. and
                                                      SunAmerica Income Funds,
                                                      investing in equity and
                                                      fixed income securities.
                                                      At least 80% of the
                                                      Underlying Funds' combined
                                                      net assets, plus
                                                      borrowings, will be
                                                      invested in fixed income
                                                      securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SUNAMERICA FOCUSED STRATEGIES

The Portfolios invest in a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds (the "Underlying Funds"). The following chart reflects the projected asset allocation ranges under normal market conditions for each Portfolio (as invested through the Underlying Funds).

                 SUNAMERICA FOCUSED    SUNAMERICA FOCUSED     SUNAMERICA FOCUSED
                   EQUITY STRATEGY    MULTI-ASSET STRATEGY     BALANCED STRATEGY
                 ------------------   --------------------    ------------------

DOMESTIC EQUITY       80%-100%                 70%                  35%-75%
SECURITIES

FOREIGN EQUITY         0%-20%                  10%                  0%-15%
SECURITIES

BONDS                   0%-5%                  20%                  25%-50%

                 SUNAMERICA FOCUSED    SUNAMERICA FOCUSED
                  FIXED INCOME AND        FIXED INCOME
                   EQUITY STRATEGY          STRATEGY
                 ------------------   --------------------
DOMESTIC EQUITY        15%-50%               0%-20%
SECURITIES

FOREIGN EQUITY         0%-10%                 0%-5%
SECURITIES

BONDS                  50%-80%              80%-100%

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for each Portfolio. The Adviser has based the target investment percentages for each Portfolio on the degree to which the Adviser believes the Underlying Funds, in combination, to be appropriate for the Portfolio's investment objective. The table below lists the Underlying Funds in which each Portfolio currently may invest and each Portfolio's approximate asset allocation to each Underlying Fund. The Adviser may change these asset allocation ranges from time to time.

As of November 8, 2002, the Portfolios' assets were allocated as follows:

                                                   SunAmerica     SunAmerica    SunAmerica     SunAmerica     SunAmerica
                                                     Focused        Focused       Focused     Focused Fixed  Focused Fixed
                                                     Equity       Multi-Asset    Balanced      Income and       Income
                                                    Strategy       Strategy      Strategy    Equity Strategy   Strategy
                                                    ---------      ---------     ---------   --------------   -----------
Focused Large-Cap Growth Portfolio ...............      32%           10%            22%           15%            --
Focused Multi-Cap Value Portfolio ................      --            10%            --            --             --
Focused 2000 Growth Portfolio ....................      13%           10%             8%           --             --
Focused Large-Cap Value Portfolio ................      32%           10%            22%           15%            --
Focused Multi-Cap Growth Portfolio ...............      --            10%            --            --             --
Focused 2000 Value Portfolio .....................      13%           10%             8%           --             --
Focused Growth and Income Portfolio ..............      --            10%            --            --             10%
Focused International Equity Portfolio ...........      10%           10%             6%            4%            --
Core Bond Fund ...................................      --            10%            17%           16%            20%
U.S. Government Securities Fund ..................      --            --             --            16%            20%
GNMA Fund ........................................      --            10%            17%           27%            40%
High Yield Bond Fund .............................      --            --             --             7%            10%
                                                       ---           ---            ---           ---            ---
Total ............................................     100%          100%           100%          100%           100%
                                                       ===           ===            ===           ===            ===

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


The Adviser rebalances the Portfolios on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the Underlying Funds of the SunAmerica Focused Equity Strategy, SunAmerica Focused Fixed Income Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Balanced Strategy quarterly through exchanges, if necessary. The Underlying Funds of the SunAmerica Focused Multi-Asset Strategy are rebalanced through exchanges annually, if necessary. However, at any time when deemed appropriate, the Adviser may rebalance the SunAmerica Focused Strategies through exchanges.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolios currently intend to invest see the charts on pages 18 and 19. The Adviser may change the particular Underlying Funds from time to time.

Q:   WHAT  ARE THE  PRINCIPAL  RISKS  OF  INVESTING  IN THE  SUNAMERICA  FOCUSED
     STRATEGIES?

A: The following section describes the principal risks of the SunAmerica Focused Strategies, while the chart on pages 16 and 17 describes various additional risks. Each Portfolio is also exposed to the risks of the Underlying Funds.

PRINCIPAL RISKS APPLICABLE TO ALL PORTFOLIOS

MANAGEMENT RISKS

Each Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of Portfolio assets among the Underlying Funds, may not produce the desired result.

RISKS OF INVESTING IN EQUITY SECURITIES

Each Portfolio may invest in Underlying Funds that invest in equity securities ("Underlying Equity Funds"), and the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy and the SunAmerica Focused Balanced Strategy invest primarily in Underlying Equity Funds. The Portfolios are subject to the risks of changing market conditions generally. Therefore, as with an investment in any equity fund, the value of your investment in a Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio's allocation to Underlying Equity Funds increases.

RISKS OF INVESTING IN BONDS AND OTHER FIXED INCOME SECURITIES

Each Portfolio may invest in Underlying Funds that invest in bonds and other fixed income securities ("Underlying Income Funds"), and the SunAmerica Focused Fixed Income and Equity Strategy and the SunAmerica Focused Fixed Income Strategy invest primarily in Underlying Income Funds. The Portfolios are subject to the risks to which the Underlying Income Funds are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Income Funds in which it invests, the SunAmerica Focused Fixed Income and Equity Strategy and the SunAmerica Focused Fixed Income Strategy's share price and, to a lesser extent, the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy and the SunAmerica Focused Balanced Strategy's share price, can be negatively affected when interest rates rise. These risks are expected to increase as a
Portfolio's   allocation  to  Underlying   Income  Funds  increases.

RISKS OF NON-DIVERSIFICATION

The Portfolios are non-diversified, which means that each Portfolio can invest a larger portion of its assets in the stock of a single company (E.G., one of the Underlying Funds) than can some other mutual funds. By concentrating on a small number of investments, a Portfolio's risk is increased because the effect of each holding on the Portfolio's performance is greater. However, the Underlying Funds may consist of diversified mutual funds.

ADDITIONAL  RISKS

Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, SunAmerica or SunAmerica's affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED EQUITY STRATEGY

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

The SunAmerica Focused Equity Strategy invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Equity Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

ADDITIONAL  PRINCIPAL  RISKS  SPECIFIC  TO THE  SUNAMERICA  FOCUSED  MULTI-ASSET
STRATEGY

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

The SunAmerica Focused Multi-Asset Strategy invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Multi-Asset Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

PREPAYMENT RISKS

The SunAmerica Focused Multi-Asset Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED BALANCED STRATEGY

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

The SunAmerica Focused Balanced Strategy invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Balanced Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

PREPAYMENT RISKS

The SunAmerica Focused Balanced Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Fixed Income and Equity Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

PREPAYMENT RISKS

The SunAmerica Focused Fixed Income and Equity Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

CREDIT QUALITY

The SunAmerica Focused Fixed Income and Equity Strategy may invest in Underlying Funds that invest in issuers with a lower credit rating. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue HIGH YIELD or "JUNK" bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED
FIXED INCOME STRATEGY

PREPAYMENT RISKS

The SunAmerica Focused Fixed Income Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

CREDIT QUALITY

The SunAmerica Focused Fixed Income Strategy may invest in Underlying Funds that invest in issuers with a lower credit rating. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue HIGH YIELD or "JUNK" bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

Q:   HOW HAVE THE SUNAMERICA FOCUSED STRATEGIES PERFORMED HISTORICALLY?

A: Performance information for the Portfolios is not shown because the Portfolios have not been in existence for a full calendar year.

Q:   WHAT ARE THE SUNAMERICA FOCUSED STRATEGIES' EXPENSES?

A: The following tables describe the and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                            SUNAMERICA                         SUNAMERICA
                                                                    FOCUSED EQUITY STRATEGY (5)     FOCUSED MULTI-ASSET STRATEGY (5)
                                                                  Class A   Class B    Class II     Class A     Class B    Class II
                                                                  -------   -------    --------     -------     -------    --------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
   Maximum Sales Charge (Load) ................................    5.75%      4.00%      2.00%       5.75%       4.00%       2.00%
   Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering price)(1) .........    5.75%      None       1.00%       5.75%       None           %

   Maximum Deferred Sales Charge (Load)
     (as a percentage of amount redeemed)(2) ..................    None       4.00%      1.00%       None        4.00%       1.00%
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends .....................................    None       None       None        None        None        None
   Redemption Fee(3) ..........................................    None       None       None        None        None        None
   Exchange Fee ...............................................    None       None       None        None        None        None
   Maximum Account Fee ........................................    None       None       None        None        None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

   Management Fees ............................................    0.10%      0.10%      0.10%       0.10%       0.10%       0.10%
   Distribution and/or Service (12b-1) Fees(4) ................       0%      0.65%      0.65%          0%       0.65%       0.65%
   Other Expenses .............................................    0.15%      0.15%      0.15%       0.15%       0.15%       0.15%
                                                                 ------     ------     ------      ------      ------      ------
Total Annual Fund Operating Expenses(6)(7) ....................    0.25%      0.90%      0.90%       0.25%       0.90%       0.90%
                                                                 ======     ======     ======      ======      ======      ======

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 9 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) "Other Expenses" and "Total Annual Fund Operating Expenses" are estimated for the current fiscal year.

(6) Does not include Underlying Fund expenses that the Portfolios bear indirectly.

            SUNAMERICA                            SUNAMERICA                             SUNAMERICA
         FOCUSED BALANCED                    FOCUSED FIXED INCOME                      FOCUSED FIXED
           STRATEGY (5)                     AND EQUITY STRATEGY (5)                  INCOME STRATEGY (5)
Class A      Class B     Class II      Class A      Class B     Class II      Class A      Class B     Class II
-------      -------     --------      -------      -------     --------      -------      -------     --------



  5.75%        4.00%        2.00%        5.75%        4.00%        2.00%        5.75%        4.00%        2.00%

  5.75%        None         1.00%        5.75%        None         1.00%        5.75%        None         1.00%


  None         4.00%        1.00%        None         4.00%        1.00%        None         4.00%        1.00%

  None         None         None         None         None         None         None         None         None
  None         None         None         None         None         None         None         None         None
  None         None         None         None         None         None         None         None         None
  None         None         None         None         None         None         None         None         None



  0.10%        0.10%        0.10%        0.10%        0.10%        0.10%        0.10%        0.10%        0.10%
     0%        0.65%        0.65%           0%        0.65%        0.65%           0%        0.65%        0.65%
  0.15%        0.15%        0.15%        0.15%#       0.15%      0.15%#         0.15%        0.15%        0.15%
------       ------       ------       ------       ------       ------       ------       ------       ------
  0.25%        0.90%        0.90%        0.25%        0.90%        0.90%        0.25%        0.90%        0.90%
======       ======       ======       ======       ======       ======       ======       ======       ======



(7) Set forth below are the estimated aggregate expenses of the Portfolios, including expenses of the Underlying Funds that the Portfolios bear indirectly. These estimates assume a constant allocation by each Portfolio of its assets among the Underlying Funds identical to the actual allocation of the Portfolio at November 8, 2002. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, the expenses of the Underlying Funds, and/or the Portfolio's own expenses. The total annual combined operating expenses of each SunAmerica Focused Strategy are as follows: SunAmerica Focused Equity Strategy - Class A - 1.94%, Class B and II - 2.59%; SunAmerica Focused Multi-Asset Strategy - Class A -1.86%, Class B and II - 2.51%; SunAmerica Focused Balanced Strategy - Class A - 1.77%, Class B and II - 2.42%; SunAmerica Focused Fixed Income and Equity Strategy - Class A - 1.61%, Class B and II - 2.26%; and SunAmerica Focused Fixed Income Strategy
     - Class A - 1.50%, Class B and II - 2.15%

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be: If you redeemed your investment at the end of the periods indicated:

                                            1 Year   3 Years   5 Years  10 Years
                                            ------   -------   -------  --------

SUNAMERICA FOCUSED EQUITY STRATEGY
(Class A shares) ..........................    761    1,149     1,562     2,709
(Class B shares)* .........................    662    1,105     1,575     2,767
(Class II shares) .........................    460      897     1,462     2,995
SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
(Class A shares) ..........................    753    1,126     1,523     2,629
(Class B shares)* .........................    654    1,082     1,536     2,687
(Class II shares) .........................    452      874     1,422     2,917
SUNAMERICA FOCUSED BALANCED STRATEGY
(Class A shares) ..........................    745    1,100     1,479     2,539
(Class B shares)* .........................    645    1,055     1,491     2,596
(Class II shares) .........................    443      847     1,378     2,829
SUNAMERICA FOCUSED FIXED INCOME
  AND EQUITY STRATEGY
(Class A shares) ..........................    729    1,054     1,401     2,376
(Class B shares)* .........................    629    1,006     1,410     2,432
(Class II shares) .........................    427      799     1,298     2,669
SUNAMERICA FOCUSED FIXED INCOME STRATEGY
(Class A shares) ..........................    719    1,022     1,346     2,263
(Class B shares)* .........................    618      973     1,354     2,318
(Class II shares) .........................    416      766     1,243     2,558


If you did not redeem your shares:

                                            1 Year   3 Years   5 Years  10 Years
                                            ------   -------   -------  --------

SUNAMERICA FOCUSED EQUITY STRATEGY
(Class A shares) ..........................    761     1,149     1,562     2,709
(Class B shares)* .........................    262       805     1,375     2,767
(Class II shares) .........................    360       897     1,462     2,995
SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
(Class A shares) ..........................    753     1,126     1,523     2,629
(Class B shares)* .........................    254       782     1,336     2,687
(Class II shares) .........................    352       874     1,422     2,917
SUNAMERICA FOCUSED BALANCED STRATEGY
(Class A shares) ..........................    745     1,100     1,479     2,539
(Class B shares)* .........................    245       755     1,291     2,596
(Class II shares) .........................    343       847     1,378     2,829
SUNAMERICA FOCUSED FIXED INCOME
  AND EQUITY STRATEGY
(Class A shares) ..........................    729     1,054     1,401     2,376
(Class B shares)* .........................    229       706     1,210     2,432
(Class II shares) .........................    327       799     1,298     2,669
SUNAMERICA FOCUSED FIXED INCOME STRATEGY
(Class A shares) ..........................    719     1,022     1,346     2,263
(Class B shares)* .........................    218       673     1,154     2,318
(Class II shares) .........................    316       766     1,243     2,558

* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 9. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELECTING A SHARE CLASS

Each Portfolio offers three classes of shares through this Prospectus: Class A, Class B and Class II.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. An investor may purchase Class B shares up to $500,000 in any one purchase. Your broker or financial advisor can help you determine which class is right for you.

                                     CLASS A

o Front-end sales charges, as described below. There are several ways to reduce these charges, also described below.

o Lower annual expenses than Class B or Class II shares.

                                     CLASS B

o No front-end  sales charge;  all your money goes to work for you right away.

o Higher annual expenses than Class A shares.

o Deferred sales charge on shares you sell within six years of purchase, as described below.

o Automatic conversion to Class A shares approximately eight years after purchase.

o Purchases in an amount over $500,000 are generally not permitted; you should consult with your financial adviser to determine whether other share classes are more beneficial given your circumstances.

                                    CLASS II

o Front-end sales charge, as described below.

o Higher annual expenses than Class A shares.

o Deferred sales charge on shares you sell within eighteen months of purchase, as described below.

o No conversion to Class A.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                                          Concession to
                                                   Sales Charge              Dealers
                                        ------------------------------------------------
                                              % OF          % OF NET           % OF
YOUR INVESTMENT                          OFFERING PRICE  AMOUNT INVESTED  OFFERING PRICE
                                        ------------------------------------------------
Less than $50,000 ....................        5.75%           6.10%            5.00%
$50,000 but less than $100,000 .......        4.75%           4.99%            4.00%
$100,000 but less than $250,000 ......        3.75%           3.90%            3.00%
$250,000 but less than $500,000 ......        3.00%           3.09%            2.25%
$500,000 but less than $1,000,000 ....        2.10%           2.15%            1.35%
$1,000,000 or more ...................        None            None             1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

                     Years after purchase .......    CDSC on shares being sold
                     1st year ...................    4.00%
                     2nd year ...................    4.00%
                     3rd and 4th year ...........    3.00%
                     5th year ...................    2.00%
                     6th year ...................    1.00%
                     7th year and thereafter ....    None

CLASS II. Sales Charges are as follows:

                                                                  Concession to
                                           Sales Charge              Dealers
                                ------------------------------------------------
                                      % OF          % OF NET           % OF
                                 OFFERING PRICE  AMOUNT INVESTED  OFFERING PRICE
                                ------------------------------------------------

                                     1.00%            1.01%           1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

     o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Portfolio shares in fee-based investment products under an agreement with SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)

     o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information

     o Portfolio Directors and other individuals, and their families, who are affiliated with a Portfolio or any portfolio distributed by SunAmerica Capital Services, Inc.

     o selling brokers and their employees and sales representatives and their families

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

     o within one year of the shareholder's death or becoming legally disabled

     o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made

     o Portfolio Directors and other individuals, and their families, who are affiliated with a Portfolio or any portfolio distributed by Sunamerica Capital Services, Inc.

     o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of funds distributed by SunAmerica Capital Services, Inc. to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of a Portfolio, within one year after the sale, you may invest some or all of the proceeds of the sale in the same share class of the Portfolio without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION  AND SERVICE  (12b-1) FEES

Each class of shares (other than Class A) of each Portfolio has its own Distribution and Service (12b-1) plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                                    ACCOUNT MAINTENANCE AND
     CLASS               DISTRIBUTION FEE                 SERVICE FEE
       A                        0%                           None
       B                       0.65%                         None
      II                       0.65%                         None

Because Distribution and Service (12b-1) fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT (CLASSES A, B AND II)

1.   Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each class of each SunAmerica Focused Strategy is as follows:

          o non-retirement account: $5,000

          o retirement account: $2,000

          o dollar cost averaging: $1,000 to open; you must invest at least $100 a month

     The minimum subsequent investment for a SunAmerica Focused Strategy is $100:

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

BUYING SHARES (CLASSES A, B AND II)

OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT

BY CHECK
.................................................................................
o Make out a check for the  investment    o Make out a check for the  investment
  amount,   payable  to  the  specific      amount   payable  to  the   specific
  SunAmerica   Focused   Strategy   or      SunAmerica   Focused   Strategy   or
  SunAmerica  Funds. An account cannot      SunAmerica  Funds.  Shares cannot be
  be opened  with a  SunAmerica  Money      purchased  with a  SunAmerica  Money
  Market Fund or SunAmerica  Municipal      Market Fund or SunAmerica  Municipal
  Money Market Fund check.                  Money Market Fund check.

o Deliver the check and your completed    o Include    the   stub    from   your
  Account       Application       (and      SunAmerica      Focused     Strategy
  Supplemental Account Application, if      statement or a note  specifying  the
  applicable)   to  your   broker   or      SunAmerica  Focused  Strategy  name,
  financial advisor, or mail them to:       your  share   class,   your  account
                                            number and the  name(s) in which the
    (via regular mail)                      account is registered.
    SunAmerica Fund Services
    c/o NFDS                              o Indicate  the   SunAmerica   Focused
    PO Box 219186                           Strategy  and account  number in the
    Kansas City, MO 64121-9186              memo   section  of  your  check.

    (via Express, Certified and           o Deliver  the  check and your stub to
      Registered Mail)                      your broker or financial advisor, or
    SunAmerica Fund Services                mail them to:
    c/o NFDS
    330 W 9th St.                             (via regular mail)
    Kansas City, MO 64105-1514                SunAmerica Fund Services
                                              c/o NFDS
o All   purchases   must  be  in  U.S.        PO Box 219186
  dollars.  Cash will not be accepted.        Kansas City, MO 64121-9186
  A $25.00 fee will be charged for all
  checks  returned due to insufficient        (via Express, Certified and
  funds.                                        Registered Mail)
                                              SunAmerica Fund Services
                                              c/o NFDS
                                              330 W 9th St.
                                              Kansas City, MO 64105-1514

BY WIRE
.................................................................................

o Deliver your  completed  application    o Instruct   your  bank  to  wire  the
  to your broker or financial  advisor      amount of your investment to:
  or   fax  it  to   SunAmerica   Fund
  Services, Inc. at 212-551-5585.             State Street Bank & Trust Company
                                              Boston, MA
o Obtain   your   account   number  by        ABA #0110-00028
  referring  to your  statement  or by        DDA # 99029712
  calling  your  broker  or  financial
  advisor or Shareholder Services at Specify the SunAmerica Focused 1-800-858-8850, extension 5125, or Strategy name, your share class, your Dealer Services at extension 5226. SunAmerica Focused Strategy number, account  number  and  the  name(s)  in
o Instruct   your  bank  to  wire  the    which the account is registered.  Your
  amount of your investment to:           bank may charge a fee to wire funds.

    State Street Bank & Trust Company
    Boston, MA
    ABA #0110-00028
    DDA # 99029712

Specify   the    SunAmerica    Focused
Strategy  name,  your  choice of share
class,  your  new  SunAmerica  Focused
Strategy number and account number and
the  name(s)  in which the  account is
registered. Your bank may charge a fee
to wire funds.

TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

SHAREHOLDER ACCOUNT INFORMATION

SELLING SHARES (CLASSES A, B AND II)

HOW                                       REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL ADVISOR
.................................................................................

o Accounts of any type.                   o Call  your   broker   or   financial
                                            advisor  to place your order to sell
o Sales of any amount.                      shares.

BY MAIL
.................................................................................

o Accounts of any type.                   o Write  a   letter   of   instruction
                                            indicating  the  SunAmerica  Focused
o Include all signatures and any Strategy name, your share class, additional documents that may be your account number, the name(s) in
  required (see next page).                 which the account is registered  and
                                            the dollar value or number of shares
o Mail the materials to:                    you wish to sell.

    (via regular mail)                    o Sales of  $100,000  or more  require
    SunAmerica Fund Services                the letter of  instruction to have a
    c/o NFDS                                signature guarantee.
    PO Box 219186
    Kansas City, MO 64121-9186            o A check will  normally  be mailed on
                                            the next business day to the name(s)
    (via Express, Certified and             and  address in which the account is
      Registered Mail)                      registered,  or otherwise  according
    SunAmerica Fund Services                to your letter of instruction.
    c/o NFDS
    330 W 9th St.
    Kansas City, MO 64105-1514



BY PHONE
.................................................................................

o Most accounts.                          o Call    Shareholder    Services   at
                                            1-800-858-8850,  extension  5125  or
o Sales of less than $100,000.              Dealer  Services at  extension  5226
                                            between  8:30  a.m.  and  7:00  p.m.
                                            (Eastern   time)  on  most  business
                                            days.    Indicate   the   SunAmerica
                                            Focused  Strategy  name, the name of
                                            the    person     requesting     the
                                            redemption,  your share class,  your
                                            account number, the name(s) in which
                                            the  account is  registered  and the
                                            dollar value or number of shares you
                                            wish to sell.

                                          o A  check   will  be  mailed  to  the
                                            name(s)  and  address  in which  the
                                            account  is   registered   or  to  a
                                            different  address  indicated  in  a
                                            written   authorization   previously
                                            provided to the  SunAmerica  Focused
                                            Strategy by the  Share-holder(s)  on
                                            the account.

BY WIRE
.................................................................................

o Request  by mail to sell any  amount    o Proceeds  will  normally be wired on
  (accounts of any type).  A signature      the  next  business  day.  A $15 fee
  guarantee may be required in certain      will be deducted from your account.
  circumstances.

o Request  by phone to sell  less than
  $100,000.


TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     o your address of record has changed within the past 30 days
     o you are selling shares worth $100,000 or more
     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o a broker or securities  dealer
     o a federal savings, cooperative or other type of bank
     o a  savings  and loan or other  thrift  institution
     o a credit union
     o a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES (ALL CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and each class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class' outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy Class A, B and II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A, B and II shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Portfolio receives your request in good order. If the Portfolio or SunAmerica Capital Services, Inc. receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Portfolio or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before the Portfolio's close of business. THE COMPANY AND SUNAMERICA CAPITAL SERVICES, INC. RESERVE THE RIGHT TO REJECT ANY ORDER TO BUY SHARES.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Portfolio may invest in Underlying Funds that invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. As a result, the value of the Underlying Fund's shares, and consequently the value of the Portfolio's shares, may change on days when you will not be able to purchase or redeem your shares.

If a Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash.

At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (E.G., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of the Portfolio for shares of the same class of any other portfolio within the SunAmerica Family of Funds except SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the portfolio into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of a Portfolio, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder Services at 1-800-858-8850 extension 5125, or Dealer Services at extension 5226, for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolio, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. A Portfolio may agree to accept a "multi-party check" in payment for Portfolio shares. This is a check made payable to the investor by another party and then endorsed over to the Portfolio by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Portfolio is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any Portfolio or portfolio of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

     o Make sure you have at least $5,000 worth of shares in your account.

     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same portfolio is not advantageous to you, because of sales charges and taxes).

     o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Portfolio periodically for the same class of shares of one or more other portfolio within the SunAmerica Family of Funds except SunAmerica Senior Floating Rate Fund. To use:

     o Specify the Portfolio(s) from which you would like money withdrawn and into which you would like money invested.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o Specify the amount(s). Each exchange must be worth at least $50.

     o Accounts must be registered identically; otherwise a signature guarantee will be required.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual (k) plan, 529 plan, and other pension, educational and profit-sharing plans. Using these plans, you can invest in any SunAmerica Focused Strategy or portfolio within the SunAmerica Family of Funds with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

     o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from or automatic redemption to your bank account)

     o after any changes of name or address of the registered owner(s)

     o in all other circumstances, quarterly or annually, depending upon the Strategy.

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each SunAmerica Focused Strategy. Dividends from the net investment income of the SunAmerica Focused Fixed Income Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Balanced Strategy will normally be declared and paid quarterly. Dividends from the net invesment income of the SunAmerica Focused Multi-Asset Strategy and the SunAmerica Focused Equity Strategy will normally be declared and paid annually. Each of the SunAmerica Focused Strategies reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other portfolio within the SunAmerica Family of Funds except SunAmerica Senior Floating Rate Fund. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio intends to do, it pays no federal income tax on the earnings that it distributes to shareholders.

However, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Distributions of a Portfolio's long-term capital gains are taxable as capital gains regardless of how long you held the Portfolio's shares; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid during the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax adviser.

BUYING INTO A DIVIDEND. You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Portfolios must withhold 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and redemption proceeds if you have not provided a correct taxpayer identification number or social security number.

This section summarizes some of the consequences under current U.S. federal income tax law of an investment in a Portfolio. It is not a substitution for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a SunAmerica Focused Strategy under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                SUNAMERICA                   SUNAMERICA
                               FOCUSED EQUITY            FOCUSED MULTI-ASSET
                                 STRATEGY                     STRATEGY
--------------------------------------------------------------------------------
What is the Portfolio's    Growth of capital           Growth of capital
investment goal?

--------------------------------------------------------------------------------
What principal             Fund of funds               Fund of funds
investment strategy
does the Portfolio use
to implement its
investment goal?
--------------------------------------------------------------------------------
What are the Portfolio's   Allocation of assets        Allocation of assets
principal investment       among a combination of      among a combination of
techniques?                the SunAmerica Style        the SunAmerica Style
                           Select Series, Inc. and     Select Series, Inc. and
                           SunAmerica Income Funds,    SunAmerica Income Funds,
                           investing in equity and     investing in equity and
                           fixed income securities.    fixed income securities.
                           At least 80% of the
                           Underlying Funds'
                           combined net assets, plus
                           any borrowing for
                           investment purposes, will
                           be invested in equity
                           securities.

--------------------------------------------------------------------------------
What are the Underlying    o Equity securities         o Equity securities
Funds' principal           o Foreign securities        o Bonds/fixed income
investments?                                             securities
                                                       o Foreign securities
--------------------------------------------------------------------------------
What other types of        o Bonds/fixed income        o Short-term investments
securities may the           securities                o Defensive investments
Underlying Funds           o Short-term investments    o Options and futures
normally invest in         o Defensive investments     o Special situations
as part of efficient       o Options and futures
portfolio management       o Special situations
and which may produce
some income?
--------------------------------------------------------------------------------
What risks may affect      Principal risks:            Principal risks:
the Portfolio (directly    o Management risk           o Management risk
or by investing in the     o Stock market volatility   o Stock market volatility
Underlying Funds)?         o Securities selection      o Bond market volatility
                           o Foreign exposure          o Securities selection
                           o Non-diversification       o Foreign exposure
                           o Small and mid market      o Non-diversification
                             capitalization            o Prepayment
                                                       o Small and mid market
                                                         capitalization
                           Non-principal risks:
                           o Bond market volatility    Non-principal risks:
                           o Interest rate             o Interest rate
                             fluctuations                fluctuations
                           o Credit quality            o Credit quality
                           o Prepayment                o Emerging markets
                           o Emerging markets          o Illiquidity
                           o Illiquidity               o Hedging
                           o Hedging                   o Derivatives
                           o Derivatives

--------------------------------------------------------------------------------

-------------------------------------

             INVESTMENT
             STRATEGIES

  Each SunAmerica  Focused Strategy
  has  an  investment  goal  and  a
  strategy  for  pursuing  it.  The
  chart   summarizes    information
  about  each  SunAmerica   Focused
  Strategy's  investment  approach.
  Following   this   chart   is   a
  glossary  that further  describes
  the     investment    and    risk
  terminology  that we use.  Please
  review    the     glossary     in
  conjunction with this chart.

-------------------------------------

--------------------------------------------------------------------------------
       SUNAMERICA                  SUNAMERICA                SUNAMERICA
     FOCUSED BALANCED         FOCUSED FIXED INCOME          FOCUSED FIXED
        STRATEGY               AND EQUITY STRATEGY         INCOME STRATEGY
--------------------------------------------------------------------------------
Growth of capital and      Current income with growth  Current income
conservation of capital    of capital as a secondary
                           objective
--------------------------------------------------------------------------------
Fund of funds              Fund of funds               Fund of funds




--------------------------------------------------------------------------------
Allocation of assets       Allocation of assets        Allocation of assets
among a combination of     among a combination of      among a combination of
the SunAmerica Style       the SunAmerica Style        the SunAmerica Style
Select Series, Inc. and    Select Series, Inc. and     Select Series, Inc. and
SunAmerica Income Funds,   SunAmerica Income Funds,    SunAmerica Income Funds,
investing in equity and    investing in equity and     investing in equity and
fixed income securities.   fixed income securities.    fixed income securities.
                           At least 80% of the         At least 80% of the
                           Underlying Funds'           Underlying Funds'
                           combined net assets, plus   combined net assets, plus
                           any borrowing for           borrowings, will be
                           investment purposes, will   invested in fixed income
                           be invested in fixed        securities.
                           income and equity
                           securities.
--------------------------------------------------------------------------------
o Equity securities        o Equity securities         o Equity securities
o Bonds/fixed income       o Bonds/fixed income        o Bonds/fixed income
  securities                 securities                  securities
o Foreign securities
--------------------------------------------------------------------------------
o Short-term investments   o Foreign securities        o Short-term investments
o Defensive investments    o Short-term investments    o Defensive investments
o Options and futures      o Defensive investments     o Options and futures
o Special situations       o Options and futures       o Special situations
                           o Special situations



--------------------------------------------------------------------------------
Principal risks:           Principal risks:            Principal risks:
o Management risk          o Management risk           o Management risk
o Stock market volatility  o Stock market volatility   o Stock market volatility
o Bond market volatility   o Bond market volatility    o Bond market volatility
o Securities selection     o Securities selection      o Securities selection
o Foreign exposure         o Foreign exposure          o Non-diversification
o Non-diversification      o Non-diversification       o Interest rate
o Prepayment               o Interest rate               fluctuations
o Small and mid market       fluctuations              o Credit quality
  capitalization           o Credit quality            o Prepayment
                           o Prepayment
Non-principal risks:                                   Non-principal risks:
o Interest rate            Non-principal risks:        o Small and mid market
  fluctuations             o Small and mid market        capitalization
o Credit quality             capitalization            o Foreign exposure
o Small and mid market     o Illiquidity               o Illiquidity
  capitalization           o Hedging                   o Hedging
o Emerging markets         o Derivatives               o Derivatives
o Illiquidity
o Hedging
o Derivatives
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
When deemed appropriate by an Adviser, an Underlying Fund may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

A "GROWTH" ORIENTED philosophy--that of investing in securities believed to offer the potential for long-term growth of capital--focuses on securities considered to have a historical record of above-average earnings growth rate; to have significant potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

A "VALUE" ORIENTED philosophy--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

A FOCUS strategy is one in which an investment manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each adviser of an Underlying Fund that employs a Focused Strategy will invest in up to ten securities, and each "Focused" Underlying Fund will hold up to a total of 30 securities. Each adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Strategy.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The strategy of "INTERNATIONAL" INVESTING that the Focused International Equity Portfolio follows, involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.

--------------------------------------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS

The following chart sets forth the principal investment strategies and techniques of the Underlying Funds in which the SunAmerica Focused Strategies currently intend to invest. The Adviser may change the particular Underlying Funds from time to time:

                   PRINCIPAL                      PRINCIPAL
                  INVESTMENT                     INVESTMENT
 PORTFOLIO         STRATEGY                      TECHNIQUES
 ---------        ----------                     ----------
FOCUSED           growth and     active trading of equity securities selected on
LARGE-CAP         focus          the basis of growth criteria. At least 80% of
GROWTH                           the Portfolio's net assets plus any borrowing
PORTFOLIO(1)                     for investment purposes will be invested in
                                 large-cap companies.

FOCUSED           value and      active trading of equity securities selected on
MULTI-CAP         focus          the basis of value criteria, without regard to
VALUE PORTFOLIO(2)               market capitalization.

FOCUSED 2000      growth and     active trading of equity securities selected on
GROWTH            focus          the basis of growth criteria, issued by
PORTFOLIO(3)                     companies with characteristics similar to those
                                 contained in the Russell 2000 Growth Index.

FOCUSED           value and      active trading of equity securities selected on
LARGE-CAP         focus          the basis of value criteria. At least 80% of
VALUE                            the Portfolio's net assets plus any borrowing
PORTFOLIO(4)                     for investment purposes will be invested in
                                 large-cap companies.

FOCUSED          growth and      active trading of equity securities selected on
MULTI-CAP        focus           the basis of growth criteria, without regard to
GROWTH                           market capitalization.
PORTFOLIO(5)

FOCUSED 2000     value and       active trading of equity securities selected on
VALUE            focus           the basis of value criteria, issued by
PORTFOLIO(6)                     companies with characteristics similar to those
                                 contained in the Russell 2000 Growth Index.

FOCUSED          growth, value   active trading of equity securities selected to
GROWTH AND       and focus       achieve a blend of growth companies, value
INCOME                           companies and companies that the advisers
PORTFOLIO                        believe have elements of growth and value,
                                 issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each adviser may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED          international   active trading of equity securities and other
INTERNATIONAL    and focus       securities with equity characteristics of
EQUITY                           non-U.S. issuers located in countries
PORTFOLIO(7)                     throughout the world and selected without
                                 regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

CORE BOND        fixed income    active trading of investment-grade fixed-income
FUND             investing       securities, or in securities issued or
                                 guaranteed by the U.S. government and
                                 mortgage-backed or asset-backed securities without regard to the maturities of such securities. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

U.S. GOVERNMENT  fixed income    active trading of securities of high credit
SECURITIES       investing       quality issued or guaranteed by the U.S.
FUND                             government, or any agency or instrumentality
                                 thereof without regard to the maturities of such securities. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

--------------------------------------------------------------------------------

  The strategy of "FIXED INCOME INVESTING" includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant--particularly with respect to the issuers of high-yield, high-risk bonds--the strength of the underlying issuer.

  The GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA gurantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the GNMA Fund itself are not guranteed or insured by the U.S. government or any government entity.

--------------------------------------------------------------------------------

                   PRINCIPAL                      PRINCIPAL
                  INVESTMENT                     INVESTMENT
 PORTFOLIO         STRATEGY                      TECHNIQUES
 ---------        ----------                     ----------
GNMA FUND        fixed income    active trading of mortgage-backed securities of
                 investing       high credit quality issued or guaranteed by the
                                 Government National Mortgage Association (GNMA) without regard to the maturites of such securities. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

HIGH YIELD       fixed income    active trading of below-investment grade U.S.
BOND FUND(8)     investing       and foreign junk bonds (rated below Baa by
                                 Moody's and below BBB by S&P) without regard to the maturites of such securities. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.


(1)  Previously named the Focused Growth Portfolio.
(2)  Previously named the Focused Value Portfolio.
(3)  Previously named the Small-Cap Growth Portfolio.
(4)  Previously named the Large-Cap Value Portfolio.
(5)  Previously named the Multi-Cap Growth Portfolio.
(6)  Previously named the Small-Cap Value Portfolio.
(7)  Previously named the Focused International Portfolio.
(8)  Previously named the High Income Fund.

MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

GLOSSARY

INVESTMENT TERMINOLOGY

A FUND OF FUNDS strategy is an investment strategy in which the assets of the fund are invested in shares of other mutual funds. A fund of funds investment strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

GROWTH OF CAPITAL is growth of the value of an investment.

A BALANCED PORTFOLIO is comprised of a balanced mix of debt (bonds and other fixed income securities) and equity securities.

BONDS AND OTHER FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the adviser to the Underlying Fund). A HIGH YIELD bond (commonly known as "junk bond") is a high risk bond that does not meet the credit quality standards of investment grade securities.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depository Receipts ("ADRs") or other similar securities that convert into foreign securities such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the adviser to the Underlying Fund will not invest in such investment companies unless, in its judgment, the potential benefits justify the payment of any associated fees and expenses.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide the Portfolios or the Underlying Funds, as the case may be, with sufficient liquidity to meet redemptions and cover expenses. The Portfolios may only invest in U.S. government securities and commercial paper as short-term investment.

DEFENSIVE  INVESTMENTS  include high quality fixed income  securities  and money
market   instruments.   The  Underlying  Funds  will  make  temporary  defensive
investments in response to adverse market, economic, political or other conditions. Each Portfolio may also make temporary defensive investments, but only in securities qualifying as short-term investments. When the Portfolio or the Underlying Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

A DERIVATIVE is a financial instrument, such as an option or a future, whose value is based on the performance of an underlying asset or an external benchmark, such as an index.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

A SPECIAL SITUATION arises when, in the opinion of the adviser to the Underlying Fund, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

--------------------------------------------------------------------------------

  The two  best-known  DEBT  RATING  AGENCIES  are  Standard & Poor's  Ratings
  Services, a Division of the McGraw-Hill Companies, Inc., and Moody's Investors Service, Inc. "INVESTMENT GRADE" refers to any security rated "BBB" or above, by Standard & Poor's or "Baa" or above by Moody's, or determined to be of comparable quality by the adviser to the Underlying Fund.

--------------------------------------------------------------------------------

ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter.

SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

CAPITAL APPRECIATION is growth of the value of an investment.

PRESERVATION OF CAPITAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

ASSET-BACKED SECURITIES issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

MORTGAGE-BACKED SECURITIES directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

SHORT-TERM MONEY MARKET INSTRUMENTS include short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Strategy with sufficient liquidity to meet redemptions and cover expenses.

THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the Portfolio itself are not guaranteed or insured by the U.S. government or any government entity.

A ZERO-COUPON SECURITY is a security that makes no periodic interest payments but instead is sold at a deep discount from its face value.

MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in an Underlying Fund's portfolio and consequently the value of a Portfolio.

BOND MARKET VOLATILITY: The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in an Underlying Fund's portfolio and consequently the value of a Portfolio.

SECURITIES SELECTION: A strategy used by the Portfolios, or securities selected by the advisers to the Underlying Funds, may fail to produce the intended return.

NON-DIVERSIFICATION: Each SunAmerica Focused Strategy is non-diversified and may take concentrated positions on a small number of investments (e.g., holdings in one or more of the Underlying Funds). As a result, its performance may be affected more by a decline in the market price of one such investment than would be the case if the SunAmerica Focused Strategy were more diversified. However, the Underlying Funds are generally diversified mutual funds.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

MANAGEMENT RISK: Each Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of Portfolio assets among the Underlying Funds, may not produce the desired result.

INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time or price that the seller would like.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating (especially an issuer of high yield bonds) will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------


EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates an Underlying Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by an Underlying Fund may exhibit price characteristics of longer-term debt securities.

PORTFOLIO MANAGEMENT

ADVISER. SunAmerica Asset Management Corp., located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and manages, advises and/or administers assets in excess of $29.7 billion as of September 30, 2002. SunAmerica manages each SunAmerica Focused
Strategy, supervises the daily business affairs of each SunAmerica Focused Strategy and provides various administrative services to each SunAmerica Focused Strategy. In addition, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, VALIC Company I, VALIC Company II, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Strategic Investment Series, Inc., SunAmerica Series Trust and SunAmerica Style Select Series, Inc.

For each SunAmerica Focused Strategy, SunAmerica is responsible for decisions to select Underlying Funds and to allocate and reallocate SunAmerica Focused Strategy assets among the Underlying Funds.

For each SunAmerica Focused Strategy the annual rate of the investment advisory fee payable to SunAmerica, as a percentage of average daily net assets, is 0.10%.

The SunAmerica Focused Strategies will be managed by a team of SunAmerica asset allocation professionals.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each SunAmerica Focused Strategy's shares. The Distributor, a SunAmerica company, receives the front-end and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Portfolios. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Portfolio, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of a Portfolio's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the SunAmerica Focused Strategies' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, receives reimbursements from the Strategies of its costs, which include all direct transfer agency fees and out-of-pocket expenses.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


There is no Financial Highlight information for the Portfolios because the Portfolios have not been in existence for a full calendar year.

FOR MORE INFORMATION
--------------------------------------------------------------------------------


The following documents contain more information about the SunAmerica Focused Strategies and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected each Portfolio's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about each Portfolio's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the SunAmerica Focused Strategies by contacting:

          (via regular mail)
          SunAmerica Fund Services
          c/o NFDS
          PO Box 219186
          Kansas City, MO 64121-9186

          (via Express, Certified and Registered Mail)
          SunAmerica Fund Services
          c/o NFDS
          330 W 9th St.
          Kansas City, MO 64105-1514

         www.sunamericafunds.com
or

by calling your broker or financial advisor.

Information about the SunAmerica Focused Strategies (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the SunAmerica Focused Strategies is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: SunAmerica Capital Services, Inc.
INVESTMENT COMPANY ACT
File No. 811-07797

                                                         [AIG LOGO] SUNAMERICA
                                                                    MUTUAL FUNDS

[GRAPHIC OMITTED]



DISTRIBUTED BY:

AIG SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5660

FOR MORE COMPLETE INFORMATION ON ANY OF THE MUTUAL FUNDS DISTRIBUTED BY AIG SUNAMERICA CAPITAL SERVICES, INCLUDING CHARGES AND EXPENSES, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISER OR FROM THE SUNAMERICA SALES DESK, 800-858-8850, EXT. 5660. READ IT CAREFULLY BEFORE YOU INVEST. THE FUNDS' DAILY NET ASSET VALUES ARE NOT GUARANTEED AND THEIR SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN YOUR ORIGINAL COST.

www.sunamericafunds.com

[AIG LOGO] SUNAMERICA
           MUTUAL FUNDS

AAPRO 11/02

                      SUNAMERICA STYLE SELECT SERIES, INC.

                                  SUNAMERICA FOCUSED EQUITY STRATEGY

                                  SUNAMERICA FOCUSED MULTI-ASSET STRATEGY

                                  SUNAMERICA FOCUSED BALANCED STRATEGY

                                  SUNAMERICA FOCUSED FIXED INCOME AND
                                  EQUITY STRATEGY

                                  SUNAMERICA FOCUSED FIXED INCOME STRATEGY

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 8, 2002

The SunAmerica Center                                    General Marketing and
733 Third Avenue                                         Shareholder Information
New York, NY  10017-3204                                 (800) 858-8850


         SunAmerica Style Select Series,  Inc. (the  "Corporation")  consists of fifteen different portfolios: Focused Large-Cap Growth Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, Focused Technology Portfolio, SunAmerica Value Fund, SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy. This Statement of Additional Information relates only to five of the portfolios: SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy (each, a "Portfolio" and collectively the
"Portfolios" or the "SunAmerica Focused Strategies"). Each Portfolio has distinct investment objectives and strategies.

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Portfolios' Prospectus dated November 8, 2002. To obtain a Prospectus free of charge, please call (800) 858-8850. The
Prospectus is incorporated by reference into this Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                                TABLE OF CONTENTS

                                                                            PAGE

THE CORPORATION...............................................................3
INVESTMENT OBJECTIVES AND POLICIES............................................3
INVESTMENT RESTRICTIONS......................................................10
DIRECTORS AND OFFICERS.......................................................12
ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND
     ADMINISTRATOR...........................................................19
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................23
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES..........................24
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES........................30
EXCHANGE PRIVILEGE...........................................................31
DETERMINATION OF NET ASSET VALUE.............................................32
PERFORMANCE DATA.............................................................33
DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................40
RETIREMENT PLANS.............................................................45
DESCRIPTION OF SHARES........................................................47
ADDITIONAL INFORMATION.......................................................48
FINANCIAL STATEMENTS.........................................................51
APPENDIX.............................................................Appendix-1

         No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio, SunAmerica Asset Management Corp. or SunAmerica Capital Services, Inc. This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

                                 THE CORPORATION

         The Corporation, organized as a Maryland corporation on July 3, 1996, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation currently consists of fifteen series: Focused Large-Cap Growth Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, Focused Technology Portfolio, SunAmerica Value Fund, SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy. Each of the Portfolios is a non-diversified investment company within the meaning of the 1940 Act.

         The Board of Directors of the Corporation approved the creation of the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy at its August 28th-29th, 2002 Board meeting. This Statement of Additional Information relates only to the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy. SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser") serves as investment adviser for each Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of the Portfolios are described in the Portfolios' Prospectus. Each of the Portfolios follows a fund of funds investment strategy in which the assets of the Portfolios are invested in shares of funds within the SunAmerica Style Select Series, Inc. and SunAmerica Income Funds ("Underlying Funds"). The SunAmerica Mutual Funds ("SAMF") consist of investment funds of the following SunAmerica companies: SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc., SunAmerica Strategic Investment Series, Inc. and other SunAmerica mutual funds companies that may be established in the future. Certain types of securities in which the Underlying Funds may invest and certain investment practices the Portfolios or the Underlying Funds may employ, which are described under "More Information about the Portfolios - Investment Strategies" in the Prospectus, are discussed more fully below. The Portfolios will purchase and hold Class A shares of the Underlying Funds, which are subject to sales charges. SunAmerica will waive the front-end sales charge on purchases of Class A shares of the Underlying Fund by the Portfolios.

         FUND OF FUNDS INVESTMENTS. A fund of funds investment strategy generally offers an efficient means of asset allocation across a range of asset classes (e.g., domestic equity securities, foreign equity securities, and bonds and other fixed income securities). A fund of funds investment strategy may, however, present special risks, including the following: (i) the performance of each Portfolio will be wholly dependent on the performance of the Underlying Funds and, therefore, on the selection of the Underlying Funds by the Adviser and the allocation and reallocation by the Adviser of Portfolio assets among the Underlying Funds, and (ii) investors in a Portfolio can generally invest in the Underlying Funds directly and may incur additional fees and expenses by investing in them indirectly through the Portfolio.

         Unless otherwise specified, the Underlying Funds may invest in the following securities.

         EQUITY SECURITIES. Each of the Portfolios may invest in Underlying Funds that invest significantly in equity securities. The SunAmerica Focused Equity Strategy expects to invest 80% to 100% of Portfolio assets in such Underlying Funds; the SunAmerica Focused Balanced Strategy expects to invest 35% to 75% of Portfolio assets in such Underlying Funds; the SunAmerica Focused Multi-Asset Strategy expects to invest 70% of Portfolio assets in such Underlying Funds; the SunAmerica Focused Fixed Income Strategy expects to invest 0% to 20% of Portfolio assets in such Underlying Funds; and the SunAmerica Focused Fixed Income and Equity Strategy expects to invest 15% to 50% of Portfolio assets in such Underlying Funds (in each case, under normal market conditions). The following discussion will be of greater significance as a Portfolio's allocation to equity-focused Underlying Funds increases and is expected to be most significant with respect to the SunAmerica Focused Equity Strategy, SunAmerica Focused Balanced Strategy and SunAmerica Focused Multi-Asset Strategy.

         The Underlying Funds' investment strategies may include long and short positions in common stocks and other equity securities. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks and other equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities. These fluctuations can be pronounced. Investments in equity securities are subject to inherent market risks and fluctuations because of company earnings, economic conditions such as interest rates, availability of credit, inflation rates and economic uncertainty, changes in laws, changes in national and international political circumstances and other factors beyond the control of the advisers to the Underlying Funds (in each case, under normal market conditions). The public equity markets have in the past experienced significant price volatility, especially in the information technology and Internet sectors.

         The adviser to certain Underlying Funds does not restrict their investments in equity securities with respect to market capitalization, and the Underlying Funds may invest in smaller capitalization companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

         FOREIGN SECURITIES. Each of the Portfolios may invest in Underlying Funds that invest in foreign securities. The SunAmerica Focused Equity Strategy expects to allocate 0% to 20% of Portfolio assets to such Underlying Funds; the SunAmerica Focused Balanced Strategy expects to allocate 0% to 15% of Portfolio assets to such Underlying Funds; the SunAmerica Focused Multi-Asset Strategy expects to allocate 10% of Portfolio assets to such Underlying Funds; SunAmerica Focused Fixed Income Strategy expects to allocate 0% to 5% of Portfolio assets to such Underlying Funds; and the SunAmerica Focused Fixed Income and Equity Strategy expects to allocate 0% to 10% of Portfolio assets to such Underlying Funds (in each case, under normal market conditions). The following discussion will be of greater significance as a Portfolio's allocation to international-focused Underlying Funds increases.

         Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in Portfolio values by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

         The Underlying Funds may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. The Underlying Funds may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Underlying Funds may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Underlying Fund's custodian in three days. The Underlying Funds may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security.

         Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign Underlying Fund investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets (and in particular emerging markets) than in the United States; less regulation of foreign issuers, stock exchanges and brokers than the United States; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the United States; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.

         The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of the Underlying Funds' non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Underlying Funds' non-dollar securities. Currencies are evaluated by the Underlying Funds on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

         BONDS AND OTHER FIXED INCOME SECURITIES. Each of the Portfolios may invest in Underlying Funds that invest significantly in bonds and other fixed income securities. The SunAmerica Focused Balanced Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Fixed Income Strategy and SunAmerica Focused Fixed Income and Equity Strategy may invest significantly in Underlying Funds that invest significantly in bonds or other fixed income securities. The SunAmerica Focused Equity Strategy expects to invest 0% to 5% of Portfolio assets to such Underlying Funds; the SunAmerica Focused Balanced Strategy expects to invest 25% to 50% of Portfolio assets to such Underlying Funds; the SunAmerica Focused Multi-Asset Strategy expects to invest 20% of Portfolio assets to such Underlying Funds; the SunAmerica Focused Fixed Income Strategy expects to invest 80% to 100% of Portfolio assets to such Underlying Funds; and the SunAmerica Focused Fixed Income and Equity Strategy expects to invest 50% to 80% of Portfolio assets to such Underlying Funds (in each case, under normal market conditions). The following discussion will be of greater significance as a Portfolio's allocation to bond- and fixed income-focused Underlying Funds increases and is expected to be most significant with respect to the SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income Strategy and SunAmerica Focused Fixed Income and Equity Strategy.

         Bonds and other fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates. The interest rate on certain fixed income securities, known as "variable rate obligations," is determined by reference to or is a percentage of an objective standard, such as a bank's prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted. Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount. The interest rate on certain fixed income securities, called "floating rate instruments," changes whenever there is a change in a designated base rate.

         The market values of fixed income securities tend to vary inversely with the level of interest rates--when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. This is often referred to as interest rate risk. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest. This is often referred to as credit risk.

         Bonds and other fixed income securities in which the Underlying Funds may invest include, without limitation, corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. Treasury and other U.S. government securities, mortgage-backed and mortgage-related securities, asset-backed securities, money market securities, commercial bank obligations, commercial paper and repurchase agreements.

         When an Underlying Fund invests in mortgage-backed or asset-backed securities, the Portfolio may be subject to prepayment risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates an Underlying Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by an Underlying Fund may exhibit price characteristics of longer-term debt securities.

         ILLIQUID SECURITIES. Each Underlying Fund may invest in illiquid securities, which may be difficult or impossible to sell at the time and the price that the seller would like.

         DERIVATIVES STRATEGIES. The Underlying Funds may engage in various derivatives strategies including, without limitation, the use of options, futures, options on futures and investments in hybrid investments, for both hedging and non-hedging purposes. To the extent the Underlying Funds engage in these strategies, the Portfolios may be exposed to additional volatility and risk of loss. This is especially so when derivatives strategies are used for non-hedging purposes.

         SHORT-TERM DEBT SECURITIES. In addition to their primary investments, the Portfolios may also invest up to 10% of their total assets in U.S. dollar denominated money market instruments (a) for liquidity purposes (to meet redemptions and expenses) or (b) to generate a return on idle cash held in a Portfolio during periods when an Adviser is unable to locate favorable investment opportunities. For temporary defensive purposes, a Portfolio may invest up to 100% of its total assets in cash and short-term fixed-income securities, rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality). The short-term and temporary defensive investments in which the Portfolios may invest are U.S. government securities and commercial paper. The Underlying Funds may invest in similar securities under similar circumstances.

         DIVERSIFICATION. The Portfolios are classified as "non-diversified" for purposes of the 1940 Act, which means that they are not limited by the 1940 Act with regard to the portion of assets that may be invested in the securities of a single issuer. To the extent a Portfolio makes investments in excess of 5% of its assets in the securities of a particular issuer (e.g., one of the Underlying Funds), its exposure to the risks associated with that issuer is increased. Because the Portfolios invest in a limited number of issuers (the Underlying Funds), the performance of particular securities may adversely affect the Portfolios' performance or subject the Portfolios to greater price volatility than that experienced by diversified investment companies. Generally, the Underlying Funds are not "diversified" investment companies for purposes of the 1940 Act.

         The Portfolios intend to maintain the required level of diversification and otherwise conduct their operations in order to qualify as "regulated investment companies" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company under the Code, a Portfolio must, among other things, diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In the unlikely event application of a Portfolio's strategy would result in a violation of these requirements of the Code, the Portfolio would be required to deviate from its strategy to the extent necessary to avoid losing its status as a regulated investment company.

         REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks, brokers and securities dealers whose financial condition is monitored by the Adviser. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, a Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, a Portfolio may incur a loss if the value of the collateral securing the repurchase agreements has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

         REVERSE REPURCHASE AGREEMENTS. A Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Portfolio then invests the proceeds from the transaction in another obligation in which the Portfolio is authorized to invest. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Portfolio will segregate cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision.

         BORROWING. As a matter of fundamental policy a Portfolio is authorized to borrow up to 33 1/3% of its total assets. Each Portfolio may borrow up to 33 1/3% of its total assets for temporary or emergency purposes. In seeking to enhance investment performance, a Portfolio may borrow money for investment purposes and may pledge assets to secure such borrowings. This is the speculative factor known as leverage. This practice may help increase the net asset value of the assets of a Portfolio in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of a Portfolio's assets would be reduced by a greater amount than would otherwise be the case. The effect of borrowing will therefore tend to magnify the gains or losses to a Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of a Portfolio's assets would be reduced due to the added expense of interest on borrowed monies. A Portfolio is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which a Portfolio may employ leverage will be determined by the Adviser in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

         In seeking to enhance investment performance, a Portfolio may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the 1940 Act (presently 50% of net assets) and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of a Portfolio's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, a Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense a Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when a Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when a Portfolio's assets increase or decrease in value than would otherwise be the case. The Portfolios' policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

         Similar legal and practical considerations apply with respect to borrowings by the Underlying Funds.

         INVESTORS SHOULD ALSO CONSIDER REVIEWING MATERIALS APPLICABLE TO THE UNDERLYING FUNDS. THE UNDERLYING FUNDS IN WHICH THE PORTFOLIOS ARE INVESTED AS OF THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION ARE:

         Focused Large-Cap Growth Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio,
         Focused Multi-Cap Growth Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund and SunAmerica High Yield Bond Fund.

         FOR MORE INFORMATION ABOUT ANY UNDERLYING FUND(S), CALL (800) 858-8850.

                             INVESTMENT RESTRICTIONS

         The Corporation has adopted for each Portfolio certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Portfolio's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. Each Portfolio may not:

                    1. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, other than SunAmerica Mutual Funds. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.

                    2. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

                    3. Purchase or sell commodities or commodity contracts, except to the extent that the Portfolio may do so in accordance with applicable law and the Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.

                    4. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its Portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

                    5. Borrow money, except that (i) each Portfolio may borrow in amounts up to 33-1/3% of its total assets for temporary or emergency purposes, (ii) each Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (I.E., presently 50% of net assets), and (iii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of Portfolio securities. This policy shall not prohibit a Portfolio's engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

                    6. Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its Portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and Statement of Additional Information, as they may be amended from time to time.

                    7. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of Portfolio securities of the Portfolio.

         The following additional restrictions are not fundamental policies and may be changed by the Directors without a vote of shareholders. Each Portfolio may not:

                    8. Purchase securities on margin, provided that margin deposits in connection with futures contracts, options on futures contracts and other derivative instruments shall not constitute purchasing securities on margin.

                    9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to Forward Contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and Statement of Additional Information, as they may be amended from time to time.

                    10. Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except to the extent permitted by applicable law.

                    11. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

         For purposes of investment restriction no. 1, the Portfolios will look through to the Underlying Fund's assets for concentration purposes. In addition, "industry" is determined by reference to the DIRECTORY OF
         COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION, published by the Securities and Exchange Commission.

                             DIRECTORS AND OFFICERS

         The following table lists the Directors and executive officers of the Company, their date of birth, current positions held with the Company, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships held outside of the fund complex. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, SunAmerica Strategic Investment Series, Inc. and SunAmerica Style Select Series, Inc. Unless otherwise noted, the address of each executive officer and Director is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.
Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Disinterested Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "Interested Directors."

DISINTERESTED DIRECTORS
-----------------------

                                                                                          Number of
                                                                                          Portfolios in
                             Position(s)                          Principal Occupation    Fund Complex
                             Held with      Length of Time        during the last 5       Overseen by     Other Directorships
Name and Date of Birth       Portfolios     Served                years                   Director(1)     Held by Director(2)
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
S. James Coppersmith         Director       6 years               Retired; formerly,      45              Board of Directors of
DOB: February 21, 1933                                            President and General                   BJ's Wholesale Club;
                                                                  Manager, WCVB-TV, a                     Board of Directors of
                                                                  division of the                         the Boston Stock
                                                                  Hearst Corp.  (1982                     Exchange
                                                                  to 1994);
                                                                  Director/Trustee of
                                                                  SAMF and Anchor
                                                                  Series Trust ("AST").


--------
1 The "Fund Complex" consists of all registered investment companies for which the Adviser or an affiliated person of the Adviser serves as investment adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 Portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 Portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 Portfolios), VALIC Company II (15 Portfolios), SunAmerica Series Trust (33 Portfolios), Season Series Trust (19 Portfolios) and Anchor Pathway Fund (7 series).


2 Directorships of Companies required reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

DISINTERESTED DIRECTORS
-----------------------

                                                                                          Number of
                                                                                          Portfolios in
                             Position(s)                          Principal Occupation    Fund Complex
                             Held with      Length of Time        during the last 5       Overseen by     Other Directorships
Name and Date of Birth       Portfolios     Served                years                   Director(1)     Held by Director(2)
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Dr. Judith L. Craven         Director       2 years(3)            Retired                 75              Director, Compaq
DOB: October 6, 1945                                              Administrator.                          Computer Corporation
                                                                  Director, VALIC                         (1992 to present);
                                                                  Company I (November                     Director, A.G. Belo
                                                                  1998 to present);                       Corporation (1992 to
                                                                  Director, VALIC                         present); Director,
                                                                  Company II, (August                     Sysco Corporation
                                                                  1998 to present);                       (1996 to present);
                                                                  Director/Trustee of                     Director, Luby's,
                                                                  SAMF and SunAmerica                     Inc. (1998 to
                                                                  Senior Floating Rate                    present); Director,
                                                                  Fund, Inc. ("SASFR").                   University of Texas
                                                                  Formerly, President,                    Board of Regents (May
                                                                  United Way of the                       2001 to present).
                                                                  Texas Gulf Coast                        Formerly, Director,
                                                                  (1992-1998);                            CypressTree Senior
                                                                                                          Floating Rate Fund,
                                                                                                          Inc. (June 2000 to May
                                                                                                          2001); Formerly Director,
                                                                                                          USLIFE Income
                                                                                                          Fund, Inc. (November 1998
                                                                                                          to December 2001);
                                                                                                          Formerly, Director,
                                                                                                          Houston Branch of the
                                                                                                          Federal Reserve Bank of
                                                                                                          Dallas (1992-2000);
                                                                                                          Formerly, Board Member,
                                                                                                          Sisters of Charity of
                                                                                                          the Incarnate Word
                                                                                                          (1996-1999).
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
William F. Devin             Director       2 years(3)            Director/Trustee of     75              Member of the Board
DOB: December 30, 1938                                            SAMF; SASFR; VALIC                      of Governors, Boston
                                                                  Company I and VALIC                     Stock Exchange
                                                                  Company II. Vice                        (1985-Present);
                                                                  President, Fidelity                     formerly, Executive;
                                                                  Capital Markets, a                      formerly, Director
                                                                  division of National                    Cypress Tree Senior
                                                                  Financial Services                      Floating Rate Fund,
                                                                  Corporation                             Inc. (October
                                                                  (1966-1996)                             1997-May 2001)



--------
3    Included time served on the North American Fund Board.

DISINTERESTED DIRECTORS
-----------------------

                                                                                          Number of
                                                                                          Portfolios in
                             Position(s)                          Principal Occupation    Fund Complex
                             Held with      Length of Time        during the last 5       Overseen by     Other Directorships
Name and Date of Birth       Portfolios     Served                years                   Director(1)     Held by Director(2)
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Samuel M. Eisenstat          Chairman of    6 years               Attorney, solo          46              Director of North
DOB: March 7, 1940           the Board                            practitioner,                           European Oil Royal
                                                                  Chairman of the                         Trust
                                                                  Boards of
                                                                  Directors/Trustees of
                                                                  SAMF and AST.
                                                                  Director of SASFR.
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Stephen J. Gutman            Director       6 years               Partner and Managing    46              None
DOB: May 10, 1943                                                 Member of B.B.
                                                                  Associates LLC
                                                                  (menswear
                                                                  specialty
                                                                  retailing  and
                                                                  other
                                                                  activities)
                                                                  since     June
                                                                  1988;
                                                                  Director/Trustee
                                                                  of  SAMF,  AST
                                                                  and SASFR.
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Sebastiano Sterpa            Director       6 years               Founder and Chairman    37              Director, Real Estate
DOB: July 18, 1929                                                of the Board of the                     Business Service and
                                                                  Sterpa   Group
                                                                  (real
                                                                  Countrywide
                                                                  Financial
                                                                  estate)  since
                                                                  1962;
                                                                  Director/Trustee
                                                                  of SAMF.

INTERESTED DIRECTORS
--------------------

                                                                                          Number of
                                                                                          Portfolios in
                             Position(s)                          Principal Occupation    Fund Complex
                             Held with      Length of Time        during the last 5       Overseen by     Other Directorships
Name and Date of Birth       Portfolios     Served                years                   Director(1)     Held by Director(2)
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Peter A. Harbeck(4)          Director       6 years               Director and President, 83              None
DOB: January 23, 1954                                             the Adviser, since
                                                                  August 1995; Director,
                                                                  SunAmerica Capital
                                                                  Services, Inc.
                                                                  ("SACS"), since
                                                                  August 1993; Director
                                                                  and President,
                                                                  SunAmerica Fund
                                                                  Services, Inc.
                                                                  ("SAFS"),since May
                                                                  1988.


--------
4 Mr. Harbeck is considered to be an Interested Director because he serves as President and CEO of the Adviser, Director of AIGFAS, Director of SACS and Director and President of SAFS.

OFFICERS
--------

                                                                                          Number of
                                                                                          Portfolios in
                             Position(s)                          Principal Occupation    Fund Complex
                             Held with      Length of Time        during the last 5       Overseen by     Other Directorships
Name and Date of Birth       Portfolios     Served                years                   Director(1)     Held by Director(2)
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
J. Steven Neamtz             Vice           6 Years               Executive Vice          N/A             N/A
DOB: October 14, 1958        President                            President of the
                                                                  Adviser, since April
                                                                  1996; Director  and
                                                                  Chairman of the Board,
                                                                  AIGFAS since February
                                                                  2000; Vice President,
                                                                  SAMF since November
                                                                  1999; Director and
                                                                  President, SACS,
                                                                  since April 1996.
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Robert M. Zakem              President      Less than             Secretary of SAMF from  N/A             N/A
DOB: January 26, 1958                       1 year                1992 to 2002; Senior
                                                                  Vice President and
                                                                  General Counsel, the
                                                                  Adviser, since April
                                                                  1993; Executive Vice
                                                                  President, General
                                                                  Counsel and  Director,
                                                                  SACS, since August
                                                                  1993; Vice President,
                                                                  General Counsel and
                                                                  Assistant Secretary,
                                                                  SAFS, since January
                                                                  1994; Vice President,
                                                                  SunAmerica Series
                                                                  Trust (SAST), APF and
                                                                  Seasons; Assistant
                                                                  Secretary, SAST and
                                                                  APF, since September
                                                                  1993; Assistant
                                                                  Secretary, Seasons,
                                                                  since April 1997;
                                                                  President, SAMF, AST
                                                                  and SASFR since 2002.
---------------------------- -------------- --------------------- ----------------------- --------------- -----------------------
Peter E. Pisapia             Secretary      Less than             Secretary, SAMF, AST    N/A             N/A
DOB: September 14, 1972                     1 year                and SASFR since 2002;
                                                                  Vice President and
                                                                  Assistant Secretary,
                                                                  SAMF and AST from 1998
                                                                  to 2002; Vice President
                                                                  and Assistant
                                                                  Secretary, SASFR from
                                                                  2001-2002; Associate
                                                                  Counsel of the Adviser
                                                                  since 2000; Employee
                                                                  of the Adviser since
                                                                  1997.

         The Directors of the Corporation are responsible for the overall supervision of the operation of the Portfolios and the Corporation and perform various duties imposed on directors of investment companies by the 1940 Act and under the Corporation's Articles of Incorporation. Directors and officers of the Corporation are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser and distributed by SACS and other affiliates of SunAmerica Inc.

         The Portfolio pays each Director who is not an interested person of the Portfolio or the Adviser (each a "Disinterested" Director) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives a pro rata portion (based upon the Portfolio's net assets) of the $40,000 in annual compensation for acting as a director or trustee to all the retail funds in SAMF. In addition, each Disinterested Director received $20,000 in annual compensation for acting as trustee to AST. Also, each Disinterested Director of SASFR receives $900 per quarterly meeting for acting as a Director. Each Disinterested Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SAMF. Officers of the Portfolios receive no direct remuneration in such capacity from the Corporation or the Portfolios.

         The Board of Directors has established both an Audit and Nominating Committee.

         Each Disinterested Director serves on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SAMF as well as AST. With respect to each Portfolio, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Portfolio. The Audit Committee met twice during the fiscal year ended December 31, 2001.

         In addition, each Disinterested Director also serves on the Nominating Committee. The Nominating Committee recommends to the Directors those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Directors. Members of the Nominating Committee serve without compensation. There were no meetings of the Nominating Committee during the fiscal year ended December 31, 2001.

         The Directors (and Trustees) of the SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the Disinterested Directors of the SAMF. The Retirement Plan provides generally that if a Disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SAMF (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each of the SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the Disinterested Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each

Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each of the SAMF for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any retirement benefits credited during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

DIRECTOR OWNERSHIP OF PORTFOLIO SHARES
--------------------------------------

The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF
                                                                                      EQUITY SECURITIES IN ALL
                                                                                        REGISTERED INVESTMENT
                                                                                        COMPANIES OVERSEEN BY
                                                DOLLAR RANGE OF EQUITY                  DIRECTOR IN FAMILY OF
             NAME OF DIRECTOR               SECURITIES IN THE CORPORATION(1)            INVESTMENT COMPANIES(2)
---------------------------------------- -------------------------------------- --------------------------------------
S. James Coppersmith                           Focused Large-Cap Growth                    $50,001-$100,000
                                                  $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
Dr. Judith L. Craven                                     None                                   None

---------------------------------------- -------------------------------------- --------------------------------------
William F. Devin                                         None                                   None

---------------------------------------- -------------------------------------- --------------------------------------
Samuel M. Eisenstat                            Focused Growth and Income                   $10,001-$50,000
                                                  $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
Stephen J. Gutman                                        None                                   None

---------------------------------------- -------------------------------------- --------------------------------------
Sebastiano Sterpa                              Focused Multi-Cap Growth                       >$100,000
                                                  $50,000 - $100,000
                                               Focused Multi-Cap Value
                                                  $10,001 - $50,000
                                                  Focused Technology
                                                  $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
Peter A. Harbeck(3)                             Focused Large-Cap Growth                      >$100,000
                                                  $50,000 - $100,000
                                                  Focused 2000 Value
                                                  $10,001 - $50,000
                                              Focused International Equity
                                                      >$100,000
                                                Focused Large-Cap Value
                                                      >$100,000
                                                Focused Multi-Cap Growth
                                                      >$100,000
                                                Focused Multi-Cap Value
                                                     $1 - $10,000
---------------------------------------- -------------------------------------- --------------------------------------


--------
1 Where a Portfolio is not listed with respect to a Director, the Director held no shares of the Portfolio.

2 Includes the SunAmerica Mutual Funds (37 funds), Anchor Series Trust (8 portfolios) and SunAmerica Senior Floating Rate Fund, Inc. (1 fund), APF (7 series), SAST (33 portfolios) and Seasons (19 portfolios).

3    Interested Director

         The following table sets forth information summarizing the compensation that the Corporation paid each Disinterested Director for his services as Director for the fiscal year ended October 31, 2001, except as set forth below. The Directors who are interested persons of the Corporation receive no compensation.

                               COMPENSATION TABLE

----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
                                                      PENSION OR                                   TOTAL COMPENSATION
                                                      RETIREMENT BENEFITS   ESTIMATED              FROM
                              AGGREGATE COMPENSATION  ACCRUED AS            ANNUAL                 REGISTRANT AND FUND COMPLEX
                              FROM                    PART OF CORPORATION   BENEFITS UPON          PAID TO
DIRECTOR                      REGISTRANT              EXPENSES*             RETIREMENT *+          DIRECTORS*
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
S. James Coppersmith          $ 7,949                 $ 58,104              $ 28,757               $ 75,000
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
Samuel M. Eisenstat**         $ 8,341                 $ 51,601              $ 49,016               $ 80,340
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
Stephen J.  Gutman            $ 7,949                 $ 53,219              $ 64,594               $ 76,340
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
Sebastiano Sterpa***          $ 8,298                 $ 10,085              $ 10,962               $ 53,333
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
William F. Devin****          $ 1,489                 $     -               $ 44,800               $ 27,906
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------
Judith L. Craven****          $ 1,489                 $  5,119              $ 44,800               $ 59,833
----------------------------- ----------------------- --------------------- ---------------------- -------------------------------

* Information is as of 12/31/01 for the nine investment companies in the complex that pay fees to these directors/trustees. The complex consists of the SAMF, AST, SASFR, VALIC Company I, VALIC Company II, SAST, Seasons, Brazos and APF.

** Mr. Eisenstat receives additional compensation for serving as Chairman of some of the boards in the complex.

***      Mr. Sterpa is not a trustee of AST.

**** Mr. Devin and Dr. Craven were elected to the Board effective as of Nov-ember 16, 2001. Mr. Devin and Dr. Craven are not trustees of AST.

+ Assumes the Participant elects to receive benefits in 15 yearly installments for the SAMF and AST Retirement Plans and 10 yearly installments for VALIC Company I and VALIC Company II Retirement Plans.

         As of the date of this Statement of Additional Information, the Directors and Officers of the Corporation owned in the aggregate less than 1% of each series and each class of each series total outstanding shares. The Portfolios commenced operations on November 8, 2002. Immediately prior to commencement, the Adviser was the sole initial shareholder of each Portfolio.

       ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR

         SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica, which was organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as the investment adviser to the Portfolios pursuant to the Investment Advisory and Management Agreement (the "Management Agreement") with the Corporation, on behalf of the Portfolios. As of September 30, 2002, SunAmerica managed, advised and/or administered more than $29.7 billion of assets. SunAmerica is a wholly owned subsidiary of AIG SunAmerica Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG").

         AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities.

         Under the Management Agreement, SunAmerica selects and manages the investments of the Portfolios (I.E., selects the Underlying Funds and allocates and reallocates Portfolio assets among them), provides various administrative services and supervises the Corporation's daily business affairs, subject to general review by the Directors.

         Except to the extent otherwise specified in the Management Agreement, each Portfolio pays, or causes to be paid, all other expenses of the Corporation and each Portfolio, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of each Portfolio and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information regarding the Portfolios, and supplements thereto, to the shareholders of the Portfolio; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of each Portfolio; postage; insurance premiums on property or personnel (including Officers and Directors) of the Corporation that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Corporation's operation. The Portfolios indirectly bear their proportionate share of similar expenses at the Underlying Funds level.

         The annual rate of the investment advisory fee payable to SunAmerica by each Portfolio is 0.10% of average daily net assets.

         The Management Agreement continues in effect with respect to the Portfolios, for a period of two years from the date of execution unless terminated sooner, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of the outstanding voting securities of each Portfolio. Any such continuation also requires approval by a majority of the Disinterested Directors by vote cast in person at a meeting called for such purpose. The Management Agreement may be terminated with respect to the Portfolio at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the Portfolio's outstanding voting securities or by SunAmerica. The Management Agreement automatically terminates with respect to the Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         Under the terms of the Management Agreement, SunAmerica is not liable to the Portfolios, or their respective shareholders, for any act or omission by it or for any losses sustained by any Portfolio or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                    BOARD APPROVAL OF THE ADVISORY AGREEMENT

         The Board of Directors of the Corporation, including the Disinterested Directors, approved the Portfolio's Advisory Agreement with the Adviser with respect to each Portfolio for an initial two-year period. In approving the the Portfolio's Advisory Agreement, the Board, including the Disinterested Directors, considered (i) the reasonableness of the Advisory fee in light of the nature and quality of Advisory services to be provided and any additional benefits received by the Adviser or its affiliates in connection with providing services to the Portfolio, (ii) the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and affiliated companies, (iii) each Portfolio's expense ratio as compared to the expense ratios of other similar funds, (iv) economics of scale, (v) the terms of the agreement, (vi) the overall organization of the Adviser, as well as the Adviser's profitability and financial condition.

         In addition, the Board reviewed the Code of Ethics of the Adviser, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by the personnel in connection with their personal transactions in securities held or to be acquired by the Portfolio.

         In making their determination regarding the nature and quality of the Adviser's services, the Directors considered the expertise and experience of its Portfolio managers and research staff, the firm's investment style and process, and the level and process of monitoring the managers conducted by SunAmerica's research teams. The Directors considered the fact that the Adviser had prior experience managing funds that employed a fund of funds investment strategy. With respect to administrative services, the Directors considered statistical analyses prepared by the Adviser, staffing, and the resources of SunAmerica and its affiliates in executing the services. The Directors determined that the staffing was adequate and that SunAmerica's resources were sufficient to administer the Portfolios. The Directors analyzed the structure and duties of SunAmerica's accounting, operations, legal and compliance departments. With respect to SunAmerica's organization, the Board reviewed confidential financial statements relating to the firm's profitability and financial condition, and the Directors considered SunAmerica's relationships with its affiliates, particularly its ultimate parent American International Group, Inc., and the resources available to them.

         Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Directors, including the Disinterested Directors, concluded that: (i) the Advisory fee structures are fair and reasonable in light of the types of funds involved; (ii) the Adviser possesses the necessary expertise to manage a fund of funds; and (iii) the Adviser has the resources available to provide adequate administrative and shareholder services, and therefore the Advisory Agreement should be approved.

         The Advisory Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of each Portfolio's outstanding voting securities. Any such continuation also requires approval by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party as defined in the 1940 Act by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the Portfolio's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

         Under the terms of the Advisory Agreement, the Adviser is not liable to a Portfolio or its shareholders for any act or omission by it or for any losses sustained by the Portfolio or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         PERSONAL SECURITIES TRADING. The Corporation, SunAmerica and the Distributor have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is (1) any trustee, director, officer, general partner or advisory person of the investment company or SunAmerica; (2) any director or officer of the Distributor who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by SunAmerica, (ii) initial public offerings, (iii) private placements, (iv) blackout periods, (v)
short-term  trading  profits,  (vi)  gifts,  and (vii)  services  as a director.
Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the
Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. SunAmerica reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Corporation, SunAmerica or Distributor during the quarter.

         THE DISTRIBUTOR. The Corporation, on behalf of the Portfolios, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Portfolio. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of each Portfolio through its registered representatives and authorized broker-dealers. The
Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Portfolio, for distribution to persons who are not shareholders of the Portfolios and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Portfolios (see "Distribution Plans" below).

         The Distribution Agreement with respect to the Portfolios will remain in effect for two years from the date of execution unless terminated sooner, and thereafter from year to year if such continuance is approved at least annually by the Directors, including a majority of the Disinterested Directors. The Corporation and the Distributor each has the right to terminate the Distribution Agreement with respect to the Portfolios on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

         The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Portfolios. In some instances, such additional commissions, fees or other incentives may be offered among the brokers affiliated with the Distributor, which are: Royal Alliance Associates, Inc., SunAmerica Securities, Inc., Sentra Securities Corporation, Spelman & Co., Inc., Financial Service Corporation, Advantage Capital Corporation, AIG Equity Sales Corp., AIG Financial Securities Corp, AIG International Securities, Inc., Pembrook Securities, Inc., American General Securities, Inc., American General Financial Advisors, Inc., The Variable Annuity Marketing Company, American General Distributors, Inc., American General Funds Distributors, Inc., AGF Investment Corp., Franklin Financial Services Corporation, certain affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Portfolio, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.

         DISTRIBUTION PLANS. As indicated in the Prospectus, the Directors of the Corporation have adopted Distribution Plans (the "Class B Plan," and the "Class II Plan" and collectively, the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. Reference is made to "Portfolio Management - Distributor" in the Prospectus for certain information with respect to the Distribution Plans.

         Under the Class B and Class II Plans, the Distributor may receive payments from each Portfolio at the annual rate of 0.65% of the average daily net assets of each Portfolio's Class B and Class II shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. In addition to
distribution   payments  by  the   Portfolios,   the   Distributor  may  receive
distribution payments from the Underlying Funds of up to 0.10% and account maintenance and service fees of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance.

         Continuance of the Distribution Plans with respect to the Portfolios is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Directors"). A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Portfolio, without approval of the shareholders of the affected class of shares of that Portfolio. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Distribution Plans are in effect, the election and nomination of the Independent Directors of the Corporation shall be committed to the discretion of the Independent Directors. In the Directors' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Portfolio, the Directors must consider all factors they deem relevant, including information as to the benefits of the Portfolio and the shareholders of the relevant class of the Portfolio.

         It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor's distribution costs as described above.

         THE ADMINISTRATOR. The Corporation has entered into a Service Agreement, under the terms of which SAFS, an indirect wholly owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of a Portfolio. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs, which include all direct transfer agency fees and out-of-pocket expenses, in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.

         The Service Agreement will remain in effect for two years from the date of approval with respect to the Portfolios and from year to year thereafter provided its continuance is approved annually by vote of the Directors including a majority of the Disinterested Directors.

         For further information regarding the Transfer Agent see the section entitled "Additional Information" below.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Advisers to the Underlying Funds are responsible for decisions to buy and sell securities for the Underlying Funds and for the selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, a brokerage affiliate of SunAmerica.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         The primary consideration of an adviser to an Underlying Fund in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the adviser may select broker-dealers that provide it with research services-analyses and reports concerning issuers, industries, securities, economic factors and trends-and may cause the Underlying Funds to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

         For more information about the brokerage practices of the Underlying Funds and for information regarding brokerage commissions paid by the Underlying Funds, see their prospectuses and statements of additional information.

               ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

         Upon making an investment in shares of the Portfolios, an open account will be established under which shares of the Portfolios and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by the Transfer Agent. Shareholders will not be issued certificates for their shares unless they specifically so request in writing, but no certificate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850, extension 5125.

         Shareholders who have met the Portfolios' minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual basis. Purchases can be made via electronic funds transfer through the Automated Clearing House. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

         Shares of the Portfolios are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor (i) may be imposed at the time of purchase (Class A shares), (ii) may be deferred (Class B shares and purchases of Class A shares in excess of $1 million) or (iii) may contain elements of a sales charge that is both imposed at the time of purchase and deferred (Class II shares). Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of shares of the Portfolios.

         CONTINGENT DEFERRED SALES CHARGES ("CDSCS") APPLICABLE TO CLASS B SHARES. Class B shares purchased (other than through the reinvestment of dividends and distributions, which are not subject to the CDSC) will be subject to the CDSC schedule reflected in the current Prospectus.

         WAIVER OF CDSCS. As discussed under "Shareholder Account Information" in the Prospectus, CDSCs may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

         DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If Class B shares or Class II shares are not redeemed within one year of the death, they will remain Class B shares or Class II shares, as applicable, and be subject to the applicable CDSC, when redeemed.

         DISABILITY. A CDSC may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

         DISTRIBUTIONS OR LOANS. CDSCs may be waived on taxable distributions or loans to participants of qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Funds Services, Inc. serves as a fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.

         SYSTEMATIC WITHDRAWAL PLAN. CDSCs may be waived when routine bill payment or periodic withdrawals are made from an investor's account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established.

         PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Portfolio through dealers who have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Portfolio. Orders received by the Distributor before the Portfolio's close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (the "NYSE") that day. Orders received by the Distributor after the close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. The Portfolios will not be responsible for delays caused by dealers.

         PURCHASE BY CHECK. Checks should be made payable to the specific Portfolio or to "SunAmerica Funds." If the payment is for a retirement plan account for which SunAmerica serves as fiduciary, please note on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373 and the shareholder's Portfolio account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the Portfolios at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of the Portfolio may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, the Corporation will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Corporation in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Corporation does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Corporation should not be considered verification thereof. Neither the Corporation nor its affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)

         PURCHASE THROUGH SAFS. SAFS will affect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Corporation's close of business, the purchase of shares of a Corporation will be affected on that day. If the order is received after the Corporation's close of business, the order will be effected on the next business day.

         PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire federal funds to the Corporation's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Corporation and the Transfer Agent are open for business. In order to insure prompt receipt of a federal funds wire, it is important that these steps be followed:

         1. You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at:
                  (212) 551- 5585.

         2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, extension 5125 to obtain your new account number.

         3.       Instruct the bank to wire the specified amount to the Transfer
                  Agent: State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, [Name of Portfolio], Class [_]
                  (include shareholder name and account number).

         WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of the Adviser and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs). Such plans may include certain employee benefit plans qualified under Sections 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, the "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Portfolios (or in combination with the shares of other SAMF) is at least $400,000, (b) the sponsor signs a $400,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 75 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator that has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions, financial planners or registered investment advisers adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and
(ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases of shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

         REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Shareholder Account Information" in the Prospectus, investors in Class A shares of each of the Portfolios may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Corporation.

         COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of shares of the Portfolios into a single transaction:

         1. an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other);

         2. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

         3. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code);

         4. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);

         5. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

         6.       group purchases as described below.

         A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

         RIGHTS OF ACCUMULATION. A purchaser of shares of the Portfolios may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of a Portfolio that were previously purchased, shares of the other classes of the same Portfolio, as well as shares of any class of any other Portfolio or of any of the other funds advised by SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

         The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

         LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of a Portfolio or funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in a Portfolio or funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of the Portfolios, other funds of the Corporation or of other funds advised by SunAmerica that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

         The Letter of Intent does not obligate the investor to purchase, nor the Corporation to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Portfolio purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Portfolios pursuant to this purchase plan should carefully read such Letter of Intent.

         REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of a Portfolio under the combined purchase privilege as described above.

         To receive a rate based on combined purchases, group members must purchase Class A shares of a Portfolio through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Portfolio's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.

         Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer at least annually access to the group's membership by means of written communication or direct presentation to the membership at a meeting; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

         Members of a qualified group include: (i) any group that meets the requirements stated above and is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association that would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring the Portfolios' shares for the benefit of any of the foregoing.

         Interested groups should contact their investment dealer or the Distributor. The Corporation reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Portfolio at any time.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

         Reference  is  made  to  "Shareholder   Account   Information"  in  the
Prospectus for certain information as to the redemption of Portfolio shares.

         If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Corporation may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Portfolio in lieu of cash. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing the Portfolios' securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

         The Distributor is authorized, as agent for the Portfolios, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of the Portfolios next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Portfolios' close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Portfolios nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

                               EXCHANGE PRIVILEGE

         Shareholders in the Portfolios may exchange their shares for the same class of shares of any other Portfolio or other funds within the SunAmerica Family of Funds, except SunAmerica Senior Floating Rate Fund, that offer such class at the respective net asset value per share.

         Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $50 and there is no fee for exchanges made. All exchanges can be affected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850, extension 5125.

         If a shareholder acquires Class A shares through an exchange from another SAMF where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, as described in the Prospectus applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon redemption of any of such shares.

         A shareholder who acquires Class B or Class II shares through an exchange from another SAMF will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.

         Because excessive trading (including short-term "market timing" trading) can hurt a Portfolio's performance, a Portfolio may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of that Portfolio's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

         In addition, the Portfolios reserve the right to refuse any exchange purchase order if, in the judgment of SunAmerica, the Portfolios would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

A shareholder's purchase exchange may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of that Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Portfolio and may therefore be refused.

                        DETERMINATION OF NET ASSET VALUE

         The Corporation is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. Each Portfolio calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. Shares of the Underlying Funds are valued at the closing net asset value per share of the respective Underlying Fund on the day of valuation, generally as of the close of regular trading on the NYSE for the day. To the extent the Portfolios might hold other securities, they are valued as follows: investments for which market quotations are readily available are valued at their price as of the close of regular trading on the NYSE for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

         Stocks are valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, the Portfolio uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Corporation if acquired within 60 days of maturity or, if already held by the Corporation on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at a Portfolio's total assets.

         A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets.

                                PERFORMANCE DATA

         The Portfolios may advertise performance data that reflects various measures of total return and the Portfolios may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.

         The Portfolios' performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

         Average annual total return is determined separately for Class A, Class B, and Class II shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                 P(1 + T)N = ERV

                  P = a  hypothetical  initial  purchase  payment  of $1,000

                  T = average annual total return

                  N = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

         The above formula assumes that:

                        (a)         The  maximum  sales  load (i.e., either  the
                              front-end sales load in the case of the Class A or Class II shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B or Class II shares) is deducted from the initial $1,000 purchase payment;

                        (b)         All  dividends  and  distributions are rein-
                              vested at net asset value; and

                        (c)         Complete redemption occurs at the end of the
                              1-, 5-, or 10- year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

         The Portfolios' do not have an average annual total return for the 1-year period ended October 31, 2001 since the Portfolios have not been in existence for a full calendar year.

         The Portfolios may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

         Average annual total return (after taxes on distributions) is determined separately for each class in accordance with a formula specified by the SEC. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return for the 1-, 5- and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                P(1 + T)n = ATVD

            P       =      a hypothetical initial purchase payment of $1,000.
            T       =      average annual total return (after taxes on distribu-
                           tions).
            n       =      number of years.
            ATVD    =      ending  value of a hypothetical  $1,000 payment  made
                           at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

                                The above formula assumes that:

            a.    The maximum sales load (I.E.,  either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B and Class II shares) is deducted from the initial $1,000 purchase payment;

            b.    All  dividends and  distributions,  less the taxes due on such dividends and distributions, are reinvested at net asset value; and

            c.    The highest individual  marginal federal income tax rates were applied to each component of the distributions on the reinvestment date.

            d.    Complete  redemption  occurs at the end of the 1-,  5-, or 10-
                    year  periods  or  fractional   portion   thereof  with  all
                    nonrecurring charges deducted accordingly.



         The Portfolios' do not have an average annual total return (after taxes on distributions) for the 1-year period ended October 31, 2001 since the Portfolios have not been in existence for a full calendar year.

         Average annual total return (after taxes on distributions and redemptions) is determined separately for each class in accordance with a formula specified by the SEC. Average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rates of return for the 1-, 5- and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                P(1 + T)n = ATVDR

            P       =      a hypothetical initial purchase payment of $1,000.
            T       =      average  annual total  return (after taxes on distri-
                           butions and redemption).
            n       =      number of years.
            ATVDR   =      ending  value of a hypothetical  $1,000 payment  made
                           at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on fund.

                                The above formula assumes that:

                    a. The maximum sales load (I.E., either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B and Class II shares) is deducted from the initial $1,000 purchase payment;

                    b. All dividends and distributions, less the taxes due on such dividends and distributions, are reinvested at net asset value; and

                    c.     The  highest  individual  marginal federal income tax
                           rates   were   applied  to  each   component  of  the
                           distributions on the reinvestment date.

                    d. Complete redemption occurs at the end of the 1-, 5-, or 10- year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

            The Portfolios' do not have an average annual total return (after taxes on distributions and redemptions) for the 1-year period ended October 31, 2001 since the Portfolios have not been in existence for a full calendar year.

            The Portfolios may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

         COMPARISONS

         The Portfolios may compare their respective total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating investment in the Portfolios. The following references may be used:

                  (a)      AMEX  Biotech  Index --  is based on 15 stocks and is
                        designed to provide a balanced measurement of core companies in the biotech industry.

                  (b)      Dow Jones Composite Average or its component averages
                        -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

                  (c)      Standard  &  Poor's  500  Composite Stock Price Index
                        or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

                  (d)      Standard  & Poor's  100 Stock  Index -- an  unmanaged
                        index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.

                  (e)      The NYSE  composite or component indices -- unmanaged
                        indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

                  (f)      Wilshire  5000 Equity Index  or its component indices
                        -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

                  (g)      Lipper:  Mutual  Fund   Performance  Analysis,  Fixed
                        Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

                  (h)      CDA  Mutual Fund Report,  published by CDA Investment
                        Technologies, analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

                  (i)      Mutual  Fund  Source   Book,   Principia   and  other
                        publications and information services provided by Morningstar, Inc. -- analyzes price, risk and total return for the mutual fund industry.

                  (j)      Financial publications: Wall Street Journal, Business
                        Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

                  (k)      Consumer  Price Index (or Cost of Living Index), pub-
                        lished by the U.S. Bureau of Labor Statistics -- a statistical measure of periodic change in the price of goods and services in major expenditure groups.

                  (l)      Stocks,  Bonds,  Bills, and Inflation, published   by
                        Ibbotson Associates -- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

                  (m)      Savings  and  Loan   Historical   Interest  Rates  as
                        published in the U.S. Savings & Loan League Fact Book.

                  (n)      Shearson-Lehman  Municipal Bond Index and Government/
                        Corporate Bond Index -- unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

                  (o)      Salomon GNMA Index published by Salomon Brothers Inc.
                        -- Market value of all outstanding 30-year GNMA Mortgage Pass-Through Securities that includes single family and graduated payment mortgages.

                  (p)      Salomon  Mortgage  Pass-Through  Index  published  by
                        Salomon Brothers Inc.--Market value of all outstanding agency mortgage pass-through securities that includes 15- and 30-year FNMA, FHLMC and GNMA Securities.

                  (q)      Value Line  Geometric  Index-- broad based index made
                        up of approximately 1700 stocks each of which have an equal weighting.

                  (r)      Morgan Stanley Capital International EAFE Index -- an
                        arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

                  (s)      Goldman Sachs 100 Convertible Bond Index -- currently
                        includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or more in market capitalization. The index is priced monthly.

                  (t)      Salomon Brothers High Grade Corporate Bond Index  --
                        consists of publicly issued, non-convertible corporate bonds rated "AA" or "AAA." It is a value-weighted, total return index, including approximately 800 issues.

                  (u)      Salomon Brothers Broad Investment Grade Bond Index --
                        is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

                  (v)      Salomon  Brothers  World  Bond  Index -- measures the
                        total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

                        Australian Dollars             Netherlands Guilders
                        Canadian Dollars               Swiss Francs
                        European Currency Units        UK Pound Sterling
                        French Francs                  U.S. Dollars
                        Japanese Yen                   German Deutsche Marks

                  (w)      J.P. Morgan Global  Government Bond Index -- a  total
                        return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries:
                        Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom, and the United States.

                  (x)      Shearson  Lehman  Long-Term Treasury Bond Index -- is
                        comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

                  (y)      NASDAQ  Industrial Index -- is comprised of more than
                        3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

                  (z)      The  MSCI Combined Far East Free ex Japan Index  -- a
                        market capitalization weighted index comprised of stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in this index at 20% of its market capitalization.


                  (aa)     First Boston High Yield Index --  generally  includes
                        over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

                  (bb)     Morgan  Stanley Capital  International World Index --
                        An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

                  (cc)     Russell 2000 and 3000  Indices -- represents  the top
                        2,000 and the top 3,000 stocks, respectively, traded on the NYSE, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

                  (dd)     Russell Midcap Growth Index -- contains those Russell
                        Midcap securities with a greater-than-average growth orientation. The stocks are also members of the Russell 1000 Growth Index, the securities in which tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

                  (ee)     Russell 1000 Index -- measures the performance of the
                        1,000 largest U.S. companies based on total market capitalization, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $14.1 billion; the median market capitalization was approximately $4.1 billion. The smallest company in the index had an approximate market capitalization of $1.6 billion.

                  (ff)     Russell Mid-Cap Index -- measures  the performance of
                        the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the index has an approximate market capitalization of $13 billion.

                  (gg)     Russell 2000 Growth Index -- measures the performance
                        of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                  (hh)     NASDAQ  Composite  Index-- is a market value weighted
                        index composed of over 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market.

                  (ii)     Russell 3000 Growth Index -- measures the performance
                        of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

                  (jj)     Lehman  Brothers  Aggregate  Bond Index -- represents
                        securities that are domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

                  (kk)     Lehman  Brothers   Intermediate   Government  Index--
                        represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government in the intermediate maturity range.

                  (ll)     Russell 1000 Value Index--  measures the  performance
                        of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                  (mm)     Wilshire Large Cap Value Index -- measures
                        large-cap stocks that exhibit value characteristics. This is a market cap weighted index including a selection of securities from the Wilshire Large Cap 750 Index that meet Wilshire's criteria for value.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Portfolio that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its figures. Specifically, a Portfolio may compare its performance to that of certain indices that include securities with government guarantees. However, the Portfolio's shares do not contain any such guarantees. In addition, there can be no assurance that the Portfolio will continue its performance as compared to such other standards.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Portfolios intend to distribute to the registered holders of its shares substantially all of their respective net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. The Portfolios intend to distribute any net long-term capital gains in excess of any net short-term capital losses from the sale of assets. The current policy of the SunAmerica Focused Fixed Income Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Balanced Strategy is to pay investment income dividends, if any, quarterly. The current policy of the SunAmerica Focused Multi-Asset Strategy and SunAmerica Focused Equity Strategy is to pay investment income dividends, if any, annually. The Portfolios intend to pay net capital gains, if any, annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains.

         Distributions will be paid in additional shares of the applicable Portfolio based on the net asset value at the close of business on the ex-dividend or reinvestment date, unless the dividends total in excess of $10.00 per distribution period and the shareholder notifies the applicable Portfolio at least five business days prior to the payment date to receive such distributions in cash.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

         TAXES. Each Portfolio is qualified, and intends to remain qualified and elect to be taxed as a regulated investment company under Subchapter M of the Code for each taxable year. In order to be qualified as a regulated investment company, each Portfolio generally must, among other things, (a) derive at least 90% of its gross income from the sales or other disposition of securities, dividends, interest, payments with respect to certain securities loans and certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Portfolio's assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount no greater than 5% the value of a Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

         As a regulated investment company, a Portfolio will not be subject to U.S. Federal income tax on ordinary income and net capital gains which are distributed as dividends or capital gains distributions to shareholders provided that such Portfolio distributes to shareholders at least 90% of its investment company taxable income for the taxable year and 90% of its net tax-exempt interest income, if any, for the taxable year. Each Portfolio intends to distribute sufficient income to meet this qualification requirement.

         Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains, I.E., net long-term capital gains in excess of its short-term capital losses, for the one-year period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the preceding year that were not distributed during such year.

To avoid application of the excise tax, each Portfolio intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is actually paid during such year. Additionally, a distribution will be treated as paid on December 31 of a calendar year if it is declared by a distributing Portfolio in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by that Portfolio during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31 in the calendar year in which such dividend is declared, rather than on the date on which the distributions are actually received.

         Distributions of net investment income and short-term capital gains ("ordinary income dividends") are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. The portion of such ordinary income dividends received from a Portfolio that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of that Portfolio's gross income, exclusive of capital gains from sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each taxable year. Distributions of net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses, and including such gains from certain transactions in futures and options), if any, are taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals generally is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Except as discussed below, the amount of any CDSC will reduce the amount realized for purposes of determining gain or loss. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than one year and capital gain taxable generally at the maximum rate of 20% if such shares were held for more than one year. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than one year. Any such loss will be treated as long-term capital loss if such shares were held for more than one year. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Portfolio will be disallowed if other shares of such Portfolio are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Under certain circumstances the sales charge incurred in acquiring shares of a Portfolio may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Portfolio are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio's assets to be invested in various countries is not known. If more than 50% in value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, that Portfolio will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of that Portfolio will be required to include (in addition to taxable dividends actually received) their proportionate share of such foreign taxes paid by such Portfolio in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations and the Portfolio and the shareholders satisfying certain holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. Of course, certain retirement accounts which are not subject to tax cannot claim foreign tax credits on investments in foreign securities held in a Portfolio. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Portfolio's election described in this paragraph but will not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. In certain cases, a Portfolio may be entitled to elect to treat foreign currency gains on forward or futures contracts, or options thereon, as capital gains.

         The Code includes special rules applicable to listed non-equity options, regulated futures contracts, and listed options on futures contracts which a Portfolio may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Portfolio at the end of a taxable year, generally are required to be treated as sold at market value on the last business day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in over-the-counter options written by such Portfolio generally constitute short-term capital gains or losses. Any gain or loss recognized by a Portfolio from transactions in over-the-counter options purchased by such Portfolio generally has the same character as the property to which the option relates has in the hands of such Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.

         A substantial portion of the Portfolios' transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle, at least one (but not all) of the positions of which is a Section 1256 contract, would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of recognized gain in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Portfolio when offsetting positions are established and which may convert certain capital losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize all or a portion of capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

         Code Section 1259 requires the recognition of gain if a Portfolio makes a "constructive sale" of an appreciated financial position (E.G., stock). A Portfolio generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

         The Portfolios may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Portfolio and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by a Portfolio in a taxable year may not be represented by cash income, a Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders.

         The Portfolios may be required to backup withhold U.S. Federal income tax at the rate of 30% in the years 2002 and 2003, 29% in the years 2004 and 2005, and 28% in the year 2006 and thereafter of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld generally may be credited against a shareholder's U.S. Federal income tax liability. Any distributions of net investment income or short-term capital gains made to a foreign shareholder will generally be subject to U.S.
withholding tax of 30% (or a lower treaty rate if applicable to such shareholder).

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in a Portfolio. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.

                                RETIREMENT PLANS

         Shares of the Portfolios may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of the Portfolio through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that anyone considering an acquisition of Shares by a retirement plan consult a tax adviser before the acquisition is made.

         PENSION AND PROFIT-SHARING PLANS

         Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

         TAX-SHELTERED CUSTODIAL ACCOUNTS

         Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Portfolio may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

         TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS

         Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a Traditional IRA), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SARSEP)

         A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

         SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)

         This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

         ROTH IRA

         Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute to a Roth IRA. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

         EDUCATION IRA

         Education IRAs were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute up to $500 each year to an Education IRA on behalf of a child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

         INDIVIDUAL(k)

         The Individual(k) plan is intended for owner-only businesses and businesses with employees that can be excluded under federal laws governing plan coverage requirements. The Individual(k) is a type of 401(k) plan made newly relevant to owner-only businesses because of changes made to the section 415 and 404 limits provided by the Economic Growth and Tax Relief Act of 2001 (EGTRRA). The Individual(k) generally allows for an employer contribution of 25% of compensation and an employee salary deferral up to the limit defined in IRC
Section 402(g). In addition, because of its smaller size, the Individual(k) is also less complex and less costly than the typical multiple-employee 401(k) plan.

         529 PLAN

         The 529 plan is a state-sponsored educational savings vehicle. Plan assets grow on a tax free basis and distributions from the plan used to pay educational expenses are federal income tax free. In addition, participants may be able to deduct contribution amounts from state income taxes depending on their state of residence. Unlike pre-paid tuition plans, 529 accounts are considered parental assets and only 5.6% of the account balance per year can be considered when determining the amount of eligible financial aid.

                              DESCRIPTION OF SHARES

         Ownership of the Corporation is represented by shares of common stock. The total number of shares that the Corporation has authority to issue is two billion (2,000,000,000) shares of common stock (par value $0.0001 per share), amounting in aggregate par value to two hundred thousand dollars ($200,000.00).

         Currently, shares of the Portfolios have been authorized pursuant to the Corporation's Articles of Incorporation ("Articles") and are each divided into three classes of shares, designated as Class A, Class B and Class II. The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment funds within the Corporation that would operate independently from the Corporation's present funds, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Corporation's shares represents the interests of the shareholders of that series in a particular series of Corporation assets. In addition, the Directors may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

         Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Corporation need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Corporation. In addition, the Directors may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All classes of shares will vote with respect to certain matters, such as election of Directors. When all Portfolios are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Portfolios' policies, only shareholders of the Portfolio affected by the matter may be entitled to vote.

         The classes of shares of the Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, (iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class B shares convert automatically to Class A shares on the first business day of the month eight years after the purchase of such Class B shares, (v) Class II shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee and a CDSC, (vi) each class has voting rights on matters that pertain to the Rule
12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable into the same class of shares of any other fund of the Corporation or other SAMFs that offer that class except that Class II shares will be exchangeable into Class C shares of the other SAMFs that do not offer Class II. All shares of the Corporation issued and outstanding and all shares offered by the Prospectus when issued, are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Corporation. In addition, shares have no conversion rights, except as described above.

         The Articles provide, to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted (as limited by the 1940
Act) that no Director or officer of the Corporation shall be personally liable to the Corporation or to stockholders for money damages. The Articles provide that the Corporation shall indemnify (i) the Directors and officers, whether serving the Corporation or its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force (as limited by the 1940 Act), including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-laws and be permitted by law. The duration of the Corporation shall be perpetual.

                             ADDITIONAL INFORMATION

         COMPUTATION OF OFFERING PRICE PER SHARE.

         The following is the offering price calculation for each Class of shares of each Portfolio. The calculations are based on the value of the net assets and number of shares outstanding as of the date of the commencement of the Portfolio's offering.

--------------------------------------------------- -----------------------------------------------------
                                                             SUNAMERICA FOCUSED EQUITY STRATEGY

--------------------------------------------------- -----------------------------------------------------
                                                         CLASS A           CLASS B          CLASS II
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Assets........................................     $100,000          $100,000          $100,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Number of Shares Outstanding......................        8,000             8,000             8,000
--------------------------------------------------- ------------------ ----------------- ----------------

--------------------------------------------------- -----------------------------------------------------
 Net Asset Value Per Share (net assets
      divided by number of shares).................       $12.50             $12.50           $12.50
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class A Shares 5.75% of
      offering price (6.10% of net
      asset value per share)*......................         .76                 --               --
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class II Shares 1.00%
      of offering price (1.01% of net
      asset value per share)*......................          --                 --              .13
--------------------------------------------------- ------------------ ----------------- ----------------
 Offering Price....................................       $13.26                --            $12.63
--------------------------------------------------- ------------------ ----------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
   *   Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.


--------------------------------------------------- -----------------------------------------------------
                                                            SUNAMERICA FOCUSED BALANCED STRATEGY

--------------------------------------------------- -----------------------------------------------------
                                                         CLASS A           CLASS B          CLASS II
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Assets........................................     $100,000          $100,000         $100,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Number of Shares Outstanding......................       8,000             8,000            8,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Asset Value Per Share (net assets
      divided by number of shares).................      $12.50            $12.50           $12.50
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class A Shares 5.75 of offering
      price (6.10% of net
      asset value per share)*......................        .76                --               --
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class II Shares 1.00%
      of offering price (1.01% of net
      asset value per share)*......................         --                --              .13
--------------------------------------------------- ------------------ ----------------- ----------------
 Offering Price....................................      $13.26               --            $12.63
--------------------------------------------------- ------------------ ----------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
   *   Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.


--------------------------------------------------- -----------------------------------------------------
                                                           SUNAMERICA FOCUSED MULTI-ASSET STRATEGY

--------------------------------------------------- -----------------------------------------------------
                                                         CLASS A           CLASS B          CLASS II
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Assets........................................     $100,000           $100,000          $100,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Number of Shares Outstanding......................       8,000              8,000             8,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Asset Value Per Share (net assets
      divided by number of shares).................      $12.50             $12.50            $12.50
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales Charge for Class A Shares 5.75% of offering
      price (6.10% of net
      asset value per share)*......................        .76                 --                --
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class II Shares 1.00% of offering
      price (1.01% of net
      asset value per share)*......................         --                 --                .13
--------------------------------------------------- ------------------ ----------------- ----------------

--------------------------------------------------- ------------------ ----------------- ----------------
 Offering Price....................................      $13.26                --             $12.63
--------------------------------------------------- ------------------ ----------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
   *   Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.


--------------------------------------------------- -----------------------------------------------------
                                                           SUNAMERICA FOCUSED FIXED INCOME STRATEGY

--------------------------------------------------- -----------------------------------------------------
                                                         CLASS A           CLASS B          CLASS II
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Assets........................................     $100,000           $100,000          $100,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Number of Shares Outstanding......................       8,000              8,000             8,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Asset Value Per Share (net assets
      divided by number of shares).................      $12.50             $12.50            $12.50
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales Charge for Class A Shares 5.75% of offering
      price (6.10% of net
      asset value per share)*......................        .76                 --                --
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class II Shares 1.00% of offering
      price (1.01% of net
      asset value per share)*......................         --                 --               .13
--------------------------------------------------- ------------------ ----------------- ----------------
 Offering Price....................................      $13.26                --             $12.63
--------------------------------------------------- ------------------ ----------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
   *   Rounded to nearest  one-hundredth  percent;  assumes  maximum  sales charge is applicable.


--------------------------------------------------- -----------------------------------------------------
                                                            SUNAMERICA FOCUSED FIXED INCOME AND
                                                                      EQUITY STRATEGY
--------------------------------------------------- -----------------------------------------------------
                                                         CLASS A           CLASS B          CLASS II
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Assets........................................     $100,000           $100,000          $100,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Number of Shares Outstanding......................       8,000              8,000             8,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Asset Value Per Share (net assets
      divided by number of shares).................      $12.50             $12.50            $12.50
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales Charge for Class A Shares 5.75% of offering
      price (6.10% of net
      asset value per share)*......................        .76                --                 --
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class II Shares 1.00% of offering
      price (1.01% of net
      asset value per share)*......................         --                --                 --
--------------------------------------------------- ------------------ ----------------- ----------------
 Offering Price....................................      $13.26               --              $12.63
--------------------------------------------------- ------------------ ----------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
   *   Rounded to nearest  one-hundredth  percent;  assumes  maximum  sales charge is applicable.

         REPORTS TO SHAREHOLDERS. The Corporation sends audited annual and unaudited semi-annual reports to shareholders of the Portfolio. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Corporation to confirm transactions in the account.

         CUSTODIAN AND TRANSFER AGENCY. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Portfolio and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Corporation. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.

         INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected to serve as the Corporation's independent accountants and in that capacity examines the annual financial statements of the Corporation. The firm of Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, has been selected as legal counsel to the Corporation.

                              FINANCIAL STATEMENTS

         You may request a copy of the annual and semi-annual reports of the Portfolios or Underlying Funds at no charge by calling (800) 858-8850 or writing the Portfolio at SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York10017-3204.

                                    APPENDIX

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

         DESCRIPTION OF MOODY'S CORPORATE RATINGS

                  Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                  A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                  Baa Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



                                   Appendix-1

                  Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                           -- Leading market positions in well established industries

                           --  High rates of return on funds employed

                           --  Conservative   capitalization   structures   with
                               moderate   reliance  on  debt   and  ample  asset
                               protection

                           --  Broad  margins  in  earnings  coverage  of  fixed
                               financial   charges   and   high   internal  cash
                               generation

                           --  Well  established access to  a range of financial
                               markets   and   assured   sources  of   alternate
                               liquidity.

         Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.




                                   Appendix-2

         Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

         Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

         A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

         The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.




                                   Appendix-3

                  AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                  A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

                                 Debt rated BB, B, CCC, CC and C are regarded as
                                 having        predominantly         speculative
                                 characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

                  BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

                  B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



                                   Appendix-4

                  C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

                  CI The rating CI is reserved for income bonds on which no interest is being paid.


                  D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

                  L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

                  * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                  NO Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

         BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.



                                   Appendix-5

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

                  A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                  A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

                  A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                  A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                  B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

                  C              This  rating is  assigned  to  short-term  debt
                                 obligations   with  a  doubtful   capacity  for
                                 payment.

                  D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

         The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.



                                   Appendix-6

November 12, 2002


EDGAR Postmaster, BDM: Postmaster

                  Re:      SunAmerica Style Select Series, Inc.
                           Securities Act File No. 333-11283
                           ---------------------------------
Ladies and Gentlemen:

                  Following is the EDGAR filing on behalf of SunAmerica Style Select Series, Inc. pursuant to Rule 497(e) under the Securities Act of 1933, as amended. This filing contains changes made to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 41 to the Registration Statement of the Registrant, which was filed with the Commission on October 28, 2002.

                  Please provide a Notice of Acceptance for receipt of this filing.

                                         Very truly yours,

                                         SunAmerica Asset Management Corp.


                                         /s/ Peter E. Pisapia
                                         ------------------------
                                         Peter E. Pisapia
                                         Counsel





Attachment